UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund

March 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 2.3%

	Commercial Banks – 1.0%

159,208	PNC Financial Services	6.125%		BBB	$4,405,285

95,750	Regions Financial Corporation, (3)	6.375%		BB	2,444,498
	Total Commercial Banks				6,849,783
	Consumer Finance – 0.3%

83,000	Discover Financial Services	6.500%		BB	2,144,720
	Insurance – 0.9%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,835,726

120,000	Hartford Financial Services Group Inc.	7.875%		BB+	3,612,000
	Total Insurance				6,447,726
	Thrifts & Mortgage Finance – 0.1%

218,000	Federal National Mortgage Association	4.513%		Ca	708,500
	Total $25 Par (or similar) Retail Structures (cost $19,241,900)				16,150,729

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 47.8%

	Aerospace & Defense – 0.7%

$2,000	Bombardier Inc., 144A	6.125%	1/15/23	BB	$2,075,000

2,780	Exelis, Inc.	5.550%	10/01/21	BBB+	2,956,132
4,780	Total Aerospace & Defense				5,031,132
	Airlines – 0.5%

1,899	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	BBB	2,145,601

1,143	US Airways Pass Through Trust 1999-1B	9.010%	1/20/19	BB+	1,223,065
3,042	Total Airlines				3,368,666
	Automobiles – 0.2%

1,500	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B1	1,644,375
	Building Products – 0.2%

1,120	Owens Corning	4.200%	12/15/22	BBB–	1,145,477
	Capital Markets – 4.4%

1,500	E*TRADE Financial Corporation	6.375%	11/15/19	B2	1,586,250

4,640	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	5,476,198

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,827,007

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	4,129,370

8,250	Morgan Stanley	6.625%	4/01/18	A	9,862,067

4,105	Morgan Stanley	5.500%	7/28/21	A	4,706,005

2,395	Morgan Stanley, (3)	4.875%	11/01/22	BBB+	2,538,968
27,070	Total Capital Markets				31,125,865
	Chemicals – 1.1%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,490,188

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,444,451

1,000	Ineos Finance PLC, 144A, (3)	7.500%	5/01/20	B+	1,088,750
7,205	Total Chemicals				8,023,389
	Commercial Banks – 2.9%

3,350	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	3,518,840

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,262,500

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$844	FNBC 1993-A Pass-Through Trust Certificates	8.080%	1/05/18	Aa1	$935,427

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,415,639

1,660	ING Bank NV, 144A	3.750%	3/07/17	A+	1,768,946

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,217,314

1,950	Royal Bank of Scotland, (3)	6.125%	12/15/22	BBB–	2,016,881

1,825	Sovereign Bank	8.750%	5/30/18	Baa2	2,205,887

1,220	Wells Fargo & Company	3.450%	2/13/23	A+	1,228,198
18,689	Total Commercial Banks				20,569,632
	Commercial Services & Supplies – 0.5%

2,000	Ceridian Corporation, 144A, (3)	8.875%	7/15/19	B1	2,327,500

990	R.R. Donnelley & Son Company, (3)	7.625%	6/15/20	BB	1,030,838
2,990	Total Commercial Services & Supplies				3,358,338
	Computers & Peripherals – 0.9%

1,935	Hewlett Packard Company, (3)	4.650%	12/09/21	A–	2,006,403

1,250	Lexmark International, Inc., (3)	5.125%	3/15/20	BBB–	1,280,445

1,375	NCR Corporation, 144A	5.000%	7/15/22	BB	1,378,438

1,820	Seagate HDD Cayman, (3)	7.000%	11/01/21	BB+	1,974,700
6,380	Total Computers & Peripherals				6,639,986
	Consumer Finance – 1.0%

3,348	Capital One Bank	3.375%	2/15/23	Baa1	3,315,196

1,790	Discover Financial Services	5.200%	4/27/22	BBB	2,008,507

2,000	Ford Motor Credit Company, (3)	4.250%	9/20/22	Baa3	2,067,900
7,138	Total Consumer Finance				7,391,603
	Containers & Packaging – 0.6%

1,500	Ardagh Packaging Finance/Holdings USA, 144A	4.875%	11/15/22	Ba3	1,481,250

1,000	Crown Americas Capital Corporation IV, 144A, (3)	4.500%	1/15/23	BB+	970,000

2,000	Rock-Tenn Company	3.500%	3/01/20	BBB–	2,044,504
4,500	Total Containers & Packaging				4,495,754
	Diversified Financial Services – 4.8%

2,250	Bank of America Corporation	6.500%	8/01/16	A	2,591,285

3,725	Bank of America Corporation	5.750%	12/01/17	A	4,308,551

2,845	Bank of America Corporation	5.875%	1/05/21	A	3,359,803

3,000	Citigroup Inc., (3)	4.500%	1/14/22	A	3,335,439

1,870	Citigroup Inc.	4.050%	7/30/22	BBB+	1,931,753

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,819,323

5,845	JPMorgan Chase & Company	4.500%	1/24/22	A+	6,405,658

6,000	JPMorgan Chase & Company, (3)	3.200%	1/25/23	A+	5,990,292

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,795,405
30,630	Total Diversified Financial Services				34,537,509
	Diversified Telecommunication Services – 1.9%

2,970	AT&T, Inc.	5.550%	8/15/41	A	3,273,715

2,000	Frontier Communications Corporation	8.500%	4/15/20	BB+	2,265,000

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,672,947

2,000	SBA Communications Corporation, 144A	5.750%	7/15/20	B+	2,080,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$2,010	Verizon Communications	6.900%	4/15/38	A	$2,575,813
12,170	Total Diversified Telecommunication Services				13,867,475
	Electric Utilities – 0.3%

1,685	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	2,094,310
	Energy Equipment & Services – 2.4%

2,180	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	2,736,765

3,870	Ensco PLC	4.700%	3/15/21	BBB+	4,320,901

2,000	Markwest Energy Partners LP	6.750%	11/01/20	BB	2,185,000

2,935	Nabors Industries Inc., (3)	5.000%	9/15/20	BBB	3,130,404

2,500	Transocean Inc., (3)	3.800%	10/15/22	BBB–	2,462,793

1,880	Weatherford International Limited	7.000%	3/15/38	Baa2	2,097,947
15,365	Total Energy Equipment & Services				16,933,810
	Food & Staples Retailing – 0.2%

1,500	Rite Aid Corporation	8.000%	8/15/20	BB–	1,695,000
	Gas Utilities – 0.4%

2,375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,582,813
	Health Care Providers & Services – 0.7%

2,000	HCA Inc.	6.500%	2/15/20	BB+	2,256,250

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A	2,940,601
4,185	Total Health Care Providers & Services				5,196,851
	Industrial Conglomerates – 0.1%

1,000	Abengoa Finance SAU, 144A, (3)	8.875%	11/01/17	B+	975,000
	Insurance – 3.1%

3,975	AFLAC Insurance	6.450%	8/15/40	A–	4,989,352

2,950	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,519,279

3,015	Liberty Mutual Group Inc., 144A	5.000%	6/01/21	Baa2	3,309,044

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,929,838

1,000	Lincoln National Corporation	8.750%	7/01/19	A–	1,355,402

1,640	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,892,234

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA–	4,963,612
18,340	Total Insurance				21,958,761
	Internet & Catalog Retail – 0.2%

1,420	QVC, Inc., 144A	4.375%	3/15/23	BBB–	1,435,526
	IT Services – 0.4%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB	2,915,649
	Media – 4.5%

2,000	Clear Channel Worldwide, 144A	6.500%	11/15/22	BB–	2,110,000

2,215	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,532,201

3,350	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	3,424,273

3,060	NBC Universal Media LLC	6.400%	4/30/40	A–	3,879,731

1,925	NBC Universal Media LLC	4.450%	1/15/43	A–	1,899,840

3,590	News America Holdings Inc.	6.650%	11/15/37	BBB+	4,434,942

1,635	SES SA, 144A, (WI/DD)	3.600%	4/04/23	BBB	1,634,951

2,000	Sinclair Television Group, Inc., 144A, (WI/DD)	5.375%	4/01/21	B1	1,985,000

2,410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,569,547

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2,000	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	BB–	$2,187,500

2,987	Viacom Inc.	4.375%	3/15/43	BBB+	2,759,600

2,725	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,824,326
29,897	Total Media				32,241,911
	Metals & Mining – 5.3%

6,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	6,249,900

4,530	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	4,501,325

5,925	ArcelorMittal, (3)	6.750%	2/25/22	BB+	6,475,219

3,500	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	3,487,148

1,535	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,525,802

3,700	Newmont Mining Corporation	3.500%	3/15/22	BBB+	3,725,219

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,710,905

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,523,160

3,895	Vale Overseas Limited	6.875%	11/10/39	A–	4,441,484

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,768,145
35,670	Total Metals & Mining				37,408,307
	Oil, Gas & Consumable Fuels – 6.0%

3,230	Anadarko Petroleum Corporation, (3)	6.200%	3/15/40	BBB–	3,915,190

2,000	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,520,938

2,000	Cheniere Energy Inc., 144A	5.625%	2/01/21	BB+	2,075,000

1,500	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB–	1,595,625

2,000	Cimarex Energy Company	5.875%	5/01/22	BB+	2,145,000

1,500	Continental Resources Inc., (3)	5.000%	9/15/22	BB+	1,593,750

2,000	Denbury Resources Incorporated	4.625%	7/15/23	BB	1,930,000

1,725	Everest Acquisition LLC Finance, (3)	6.875%	5/01/19	Ba3	1,888,875

4,785	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	5,430,975

1,500	Noble Energy Inc.	4.150%	12/15/21	BBB	1,649,178

2,495	Petrobras International Finance Company, (3)	6.875%	1/20/40	A3	2,853,487

2,255	Petro-Canada	6.800%	5/15/38	BBB+	2,940,683

3,000	Petroleos Mexicanos	5.500%	1/21/21	Baa1	3,442,500

2,000	Range Resources Corporation, (3)	6.750%	8/01/20	BB	2,200,000

1,900	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	2,117,940

1,955	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	2,066,152

2,000	Targa Resources Partners LP	6.875%	2/01/21	BB	2,190,000
37,845	Total Oil, Gas & Consumable Fuels				42,555,293
	Paper & Forest Products – 0.8%

1,820	Georgia-Pacific Corporation, 144A	5.400%	11/01/20	A	2,153,442

2,265	International Paper Company	8.700%	6/15/38	BBB	3,320,510
4,085	Total Paper & Forest Products				5,473,952
	Pharmaceuticals – 0.2%

1,375	AbbVie Inc., 144A	2.900%	11/06/22	A+	1,376,239
	Real Estate Investment Trust – 0.7%

1,000	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,089,224

2,995	Prologis Inc., (3)	6.875%	3/15/20	Baa2	3,675,449
3,995	Total Real Estate Investment Trust				4,764,673

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.2%

$1,125	Hertz Corporation	6.250%	10/15/22	B	$1,220,625
	Semiconductors & Equipment – 0.2%

1,300	Intel Corporation	4.800%	10/01/41	A+	1,373,069
	Thrifts & Mortgage Finance – 0.4%

2,730	WEA Finance LLC, 144A	4.625%	5/10/21	A2	3,045,061
	Tobacco – 0.7%

2,000	Imperial Tobacco Finance, 144A, (3)	3.500%	2/11/23	BBB	2,017,680

2,705	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	3,280,616
4,705	Total Tobacco				5,298,296
	Trading Companies & Distributors – 0.3%

2,000	International Lease Finance Corporation	4.625%	4/15/21	BBB–	1,995,000
	Transportation Infrastructure – 0.6%

3,800	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,168,760
	Wireless Telecommunication Services – 0.4%

2,780	American Tower Company	5.050%	9/01/20	Baa3	3,086,072
$307,141	Total Corporate Bonds (cost $312,518,283)				340,994,179

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 3.7%

	Capital Markets – 0.3%

$2,415	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$2,031,619
	Commercial Banks – 0.9%

3,500	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	3,512,250

2,760	Wells Fargo Capital Trust X	5.950%	12/01/86	BBB+	2,772,293
6,260	Total Commercial Banks				6,284,543
	Diversified Financial Services – 0.9%

1,930	Citigroup Inc., (3)	5.950%	N/A (5)	BB	2,002,375

4,000	General Electric Capital Corporation	7.125%	12/15/62	AA–	4,652,260
5,930	Total Diversified Financial Services				6,654,635
	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (5)	A3	1,773,290
	Insurance – 1.3%

2,970	Catlin Insurance Company Limited	7.249%	7/19/57	BBB+	3,051,675

2,205	Lincoln National Corporation	6.050%	4/20/67	BBB	2,216,025

1,095	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,097,738

2,755	ZFS Finance USA Trust V	6.500%	5/09/67	A	2,947,850
9,025	Total Insurance				9,313,288
$25,415	Total $1,000 Par (or similar) Institutional Structures (cost $23,956,814)				26,057,375

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.9%

	Illinois – 0.9%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A2	$6,644,508
$5,765	Total Municipal Bonds (cost $5,765,000)				6,644,508

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 5.3%

$7,150	U.S. Treasury Notes	2.375%	2/28/15	Aaa	$7,439,632

8,985	U.S. Treasury Notes	1.250%	8/31/15	Aaa	9,191,376

1,385	U.S. Treasury Notes	3.625%	2/15/20	Aaa	1,609,197

5,845	U.S. Treasury Notes	2.625%	8/15/20	Aaa	6,384,295

2,020	U.S. Treasury Notes	2.000%	11/15/21	Aaa	2,083,125

2,635	U.S. Treasury Notes	1.750%	5/15/22	Aaa	2,642,618

2,065	U.S. Treasury Notes	3.875%	8/15/40	Aaa	2,388,625

4,455	U.S. Treasury Bonds	4.250%	11/15/40	Aaa	5,477,561

425	U.S. Treasury Bonds	4.750%	2/15/41	Aaa	564,453
$34,965	Total U.S. Government and Agency Obligations (cost $34,584,760)				37,780,882

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 37.1%

$4,163	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$4,502,026

3,075	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,716,719

2	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	A1	2,038

1,073	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	CC	390,809

1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB	1,230,126

988	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (3)	5.205%	12/11/49	AAA	1,000,327

206	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	210,114

1,632	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	1,353,494

1,341	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	A	1,259,966

539	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.492%	9/25/23	A+	486,065

3,262	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.212%	4/25/33	A+	3,129,730

2,550	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	9/10/16	Aaa	2,755,071

3,435	Discover Card Master Trust I 2007-A	5.650%	3/16/20	AAA	4,111,753

7,920	Fannie Mae Mortgage Pool AB1959	4.000%	12/25/40	Aaa	8,535,140

5,570	Fannie Mae Mortgage Pool AC1877	4.500%	9/25/39	Aaa	6,001,915

7,642	Fannie Mae Mortgage Pool AD4375	5.000%	5/25/40	Aaa	8,393,710

9,607	Fannie Mae Mortgage Pool AE7265	4.000%	1/25/41	Aaa	10,246,793

8,343	Fannie Mae Mortgage Pool AH3804	4.000%	2/25/41	Aaa	8,898,450

2,500	Fannie Mae Mortgage Pool AL0160	4.500%	5/25/41	Aaa	2,701,275

1,743	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,866,268

147	Fannie Mae Mortgage Pool 250551	7.000%	5/25/26	Aaa	174,255

625	Fannie Mae Mortgage Pool 252255	6.500%	2/25/29	Aaa	732,431

1,278	Fannie Mae Mortgage Pool 254169	6.500%	12/25/31	Aaa	1,393,563

993	Fannie Mae Mortgage Pool 254379	7.000%	7/25/32	Aaa	1,171,661

1,095	Fannie Mae Mortgage Pool 254447	6.000%	9/25/32	Aaa	1,232,494

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$959	Fannie Mae Mortgage Pool 254513	6.000%	10/25/22	Aaa	$1,050,376

2,394	Fannie Mae Mortgage Pool 255575	5.500%	1/25/25	Aaa	2,635,298

578	Fannie Mae Mortgage Pool 256845	6.500%	8/25/37	Aaa	651,341

1,811	Fannie Mae Mortgage Pool 256852	6.000%	8/25/27	Aaa	2,001,804

984	Fannie Mae Mortgage Pool 256890	6.000%	9/25/37	Aaa	1,068,049

1,145	Fannie Mae Mortgage Pool 257307	6.000%	8/25/38	Aaa	1,255,782

81	Fannie Mae Mortgage Pool 340798	7.000%	4/25/26	Aaa	96,082

77	Fannie Mae Mortgage Pool 440780	5.500%	2/25/14	Aaa	82,220

25	Fannie Mae Mortgage Pool 535206	7.000%	2/25/15	Aaa	24,799

149	Fannie Mae Mortgage Pool 545359	2.484%	3/25/31	Aaa	159,377

383	Fannie Mae Mortgage Pool 545813	7.000%	7/25/32	Aaa	457,178

233	Fannie Mae Mortgage Pool 545815	7.000%	7/25/32	Aaa	271,378

1,574	Fannie Mae Mortgage Pool 555798	6.500%	5/25/33	Aaa	1,804,137

1,327	Fannie Mae Mortgage Pool 555800	5.500%	10/25/33	Aaa	1,461,330

2,336	Fannie Mae Mortgage Pool 555843	2.258%	8/25/30	Aaa	2,489,961

126	Fannie Mae Mortgage Pool 591038	7.000%	8/25/16	Aaa	135,032

561	Fannie Mae Mortgage Pool 673010	5.500%	12/25/17	Aaa	602,777

2,254	Fannie Mae Mortgage Pool 688330	6.000%	3/25/33	Aaa	2,535,452

1,881	Fannie Mae Mortgage Pool 694605	5.500%	4/25/33	Aaa	2,071,399

3,906	Fannie Mae Mortgage Pool 709446	5.500%	7/25/33	Aaa	4,397,353

852	Fannie Mae Mortgage Pool 725248	5.000%	3/25/34	Aaa	927,780

629	Fannie Mae Mortgage Pool 725553	2.189%	9/25/33	Aaa	670,551

2,876	Fannie Mae Mortgage Pool 735054	5.212%	11/25/34	Aaa	3,092,291

2,941	Fannie Mae Mortgage Pool 735273	6.500%	6/25/34	Aaa	3,325,735

1,984	Fannie Mae Mortgage Pool 745101	6.000%	4/25/32	Aaa	2,155,026

137	Fannie Mae Mortgage Pool 772130	6.000%	11/25/33	Aaa	153,910

275	Fannie Mae Mortgage Pool 772256	6.000%	11/25/33	Aaa	309,603

360	Fannie Mae Mortgage Pool 781776	6.000%	10/25/34	Aaa	401,041

1,089	Fannie Mae Mortgage Pool 885536	6.000%	8/25/36	Aaa	1,224,328

5,480	Fannie Mae Mortgage Pool 889618	5.500%	5/25/38	Aaa	5,977,650

192	Fannie Mae Mortgage Pool 889706	6.000%	6/25/38	Aaa	211,040

2,188	Fannie Mae Mortgage Pool 900555	6.000%	9/25/36	Aaa	2,461,438

1,353	Fannie Mae Mortgage Pool 932260	5.000%	12/25/39	Aaa	1,492,144

4,158	Fannie Mae Mortgage Pool 932323	4.500%	12/25/39	Aaa	4,479,965

822	Fannie Mae Mortgage Pool 944340	6.000%	6/25/37	Aaa	901,559

6,633	Fannie Mae Mortgage Pool 973241	5.000%	3/25/38	Aaa	7,186,531

1	Fannie Mae Mortgage Pool 983077	5.000%	5/25/38	Aaa	686

—(10)	Fannie Mae Mortgage Pool 985344	5.500%	7/25/38	Aaa	472

1,582	Fannie Mae Mortgage Pool 993138	6.000%	10/25/38	Aaa	1,738,034

14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	15,385

13	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	14,959

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	3,128

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	$17,028

125	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-105 J	6.500%	9/25/20	Aaa	136,937

10	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	10,442

13	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	14,099

12	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	13,263

85	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1991-134 Z	7.000%	10/25/21	Aaa	94,425

46	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	49,096

12	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1992-120 C	6.500%	7/25/22	Aaa	13,901

385	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	445,943

1,045	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	1,204,206

1,250	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	5.750%	12/25/42	B1	816,229

4,920	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	TBA	Aaa	5,195,212

13	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	13,615

23	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	25,978

23	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	24,254

1,762	Federal Home Loan Mortgage Corporation, REMIC 591 FP	0.842%	6/15/39	Aaa	1,773,992

7	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	7,769

36	Federal Home Loan Mortgage Corporation, REMIC 62 F	7.000%	5/15/21	Aaa	40,383

1,342	Federal Home Loan Mortgage Corporation, REMIC 704 JF	0.792%	5/15/23	Aaa	1,352,602

78	Federal Home Loan Mortgage Corporation, REMIC 88 H	7.000%	9/15/21	Aaa	87,519

2,663	Federal Home Loan Mortgage Corporation, REMIC 901 UB	5.000%	3/15/33	Aaa	2,724,837

3,668	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.965%	10/18/54	AAA	3,711,108

2,816	Freddie Mac Gold Pool 1G2163	5.774%	10/15/37	Aaa	3,015,792

425	Freddie Mac Gold Pool 846984	1.940%	7/15/31	Aaa	446,634

722	Freddie Mac Gold Pool 847180	2.460%	4/15/30	Aaa	774,628

547	Freddie Mac Gold Pool 847190	2.334%	5/15/29	Aaa	584,884

950	Freddie Mac Gold Pool 847240	2.341%	8/15/30	Aaa	1,017,930

722	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/1/33	Aaa	806,136

899	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/1/31	Aaa	1,054,535

606	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/1/28	Aaa	711,080

488	Freddie Mac Mortgage Pool, Various C00689	6.500%	12/15/28	Aaa	555,672

277	Freddie Mac Mortgage Pool, Various C00742	6.500%	4/15/29	Aaa	318,857

304	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/1/28	Aaa	351,718

520	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/15/37	Aaa	585,970

417	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/1/18	Aaa	431,878

1,207	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/1/18	Aaa	1,250,819

92	Freddie Mac Non Gold Participation Certificates 846757	2.421%	6/15/25	Aaa	97,784

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$565	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.738%	3/25/43	Ba3	$368,595

695	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	725,529

771	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	Ba3	803,911

1	Government National Mortgage Association Pool	1.625%	8/20/23	Aaa	825

195	Government National Mortgage Association Pool	7.500%	11/15/30	Aaa	226,114

7,270	Government National Mortgage Association Pool	4.500%	2/20/41	Aaa	8,042,038

6,220	Government National Mortgage Association TBA Pool, (MDR), (WI/DD)	3.000%	TBA	Aaa	6,501,844

954	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.731%	3/25/35	BBB+	921,009

2,391	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.524%	4/25/47	CCC	2,012,444

7,356	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	7,778,282

5,570	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/15/46	AAA	6,198,886

135	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	5.103%	11/15/30	AAA	135,453

6,000	LB-UBS Commerical Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2	4.367%	3/15/36	AAA	6,158,802

1,215	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.791%	7/25/47	BB	1,268,057

1,636	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,727,802

848	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB+	886,811

3,799	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	3,684,686

4,185	National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	4,459,992

5,590	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	6,432,978

3,279	RBSSP Resecuritization Trust 2010-10	2.635%	9/26/36	N/R	2,993,902

2,996	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.364%	10/26/36	N/R	2,820,059

1,197	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	1,204,002

3,476	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	3,599,751

309	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.772%	8/25/34	Ba3	303,002

2,564	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	2,791,178

5,308	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	5,591,900

6,562	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	7,097,295

2,208	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.322%	6/15/20	Aaa	2,177,213

3,925	Wachovia Mortgage Loan Trust LLC, Mortgage PasS-Through Certificates, Series 2005-B	2.637%	10/20/35	CCC	3,338,674

1,123	Wells Fargo Mortagge Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	1,085,293

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,000	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%		3/15/44	Aaa	$5,638,435
$249,214	Total Asset-Backed and Mortgage-Backed Securities (cost $247,774,153)					264,242,491

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.1%

	Poland – 0.1%

$1,000	Republic of Poland	3.000%		3/17/23	A2	$968,500
	Total Sovereign Debt (cost $984,480)					968,500

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.7%

	Money Market Funds – 8.7%

61,934,077	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (7), (8)					$61,934,077
	Total Investments Purchased with Collateral from Securities Lending (cost $61,934,077)					61,934,077

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.4%

	Money Market Funds – 2.1%

15,080,348	First American Treasury Obligations Fund, Class Z	0.000%	(7)	N/A	N/A	$15,080,348
	U.S. Government and Agency Obligations – 1.3%

$9,440	Freddie Mac Notes	0.000%		5/08/13	Aaa	9,439,518
	Total Short-Term Investments (cost $24,519,523)					24,519,866
	Total Investments (cost $731,278,990) – 109.3%					779,292,607
	Other Assets Less Liabilities – (9.3)% (9)					(66,137,404)
	Net Assets – 100%					$713,155,203

Investments in Derivatives as of March 31, 2013

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (9)
Deutsche Bank AG	$23,000,000	Receive	3-Month USD-LIBOR-BBA	1.741%	Semi-Annually	11/08/22	$277,644
JPMorgan	12,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	(122,904)
							$154,740

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	45	6/13	$9,920,391	$(2,237)
U.S. Treasury 5-Year Note	Long	80	6/13	9,924,375	13,202
U.S. Treasury 10-Year Note	Short	(754)	6/13	(99,516,219)	(551,363)
U.S. Treasury Long Bond	Short	(79)	6/13	(11,413,031)	(122,646)
U.S. Treasury Ultra Bond	Short	(57)	6/13	(8,982,844)	(17,977)
				$(100,067,328)	$(681,021)
*	Total Notional Value of Long and Short positions were $19,844,766 and $(119,912,094), respectively.

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$16,150,729	$—	$—	$16,150,729
Corporate Bonds	—	340,994,179	—	340,994,179
$1,000 Par (or similar) Institutional Structures	—	26,057,375	—	26,057,375
Municipal Bonds	—	6,644,508	—	6,644,508
U.S. Government and Agency Obligations	—	37,780,882	—	37,780,882
Asset-Backed and Mortgage-Backed Securities	—	264,242,491	—	264,242,491
Sovereign Debt	—	968,500	—	968,500
Investments Purchased with Collateral from Securities Lending	61,934,077	—	—	61,934,077
Short-Term Investments:
Money Market Funds	15,080,348	—	—	15,080,348
U.S. Government and Agency Obligations	—	9,439,518	—	9,439,518
Derivatives:
Interest Rate Swaps*	—	154,740	—	154,740
Futures Contracts*	(681,021)	—	—	(681,021)
Total	$92,484,133	$686,282,193	$—	$778,766,326
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $731,326,922.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$55,460,016
Depreciation	(7,494,331)
Net unrealized appreciation (depreciation) of investments	$47,965,685

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

March 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $60,297,833.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)	Principal Amount (000) rounds to less than $1,000.

N/A	Not applicable.

N/R	Not rated.

MDR	Denotes investment is subject to dollar roll transactions.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar–London Inter-Bank Offered Rate British Bankers’ Association.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund

March 31, 2013

Shares	Description (1)	Value

	COMMON STOCKS – 1.8%

	Airlines – 0.1%

51,200	Delta Air Lines, Inc., (2)	$845,312
	Building Products – 0.0%

526	Dayton Superior Class A, (2), (3)	30,195

585	Dayton Superior, Class 1, (3)	33,550
	Total Building Products	63,745
	Capital Markets – 0.1%

64,000	Och-Ziff Capital Management Group, Class A Shares, (4)	598,400
	Chemicals – 0.1%

11,300	LyondellBasell Industries NV	715,177
	Commercial Banks – 0.0%

4,900	Toronto-Dominion Bank, (4)	408,023
	Containers & Packaging – 0.0%

2,700	Packaging Corp. of America	121,149
	Diversified Financial Services – 0.0%

39,309	China Private Equity Investment Holdings Ltd., (3)	393
	Diversified Telecommunication Services – 0.1%

61,049	FairPoint Communications Inc., (2), (4)	456,036
	Food Products – 0.1%

27,000	Archer-Daniels-Midland Company	910,710
	Machinery – 0.1%

19,800	Xylem Inc.	545,688
	Metals & Mining – 0.1%

20,200	Freeport-McMoRan Copper & Gold, Inc.	668,620
	Multiline Retail – 0.1%

12,500	Target Corporation	855,625
	Oil, Gas & Consumable Fuels – 0.4%

13,900	ConocoPhillips	835,390

22,500	Pembina Pipeline Corporation	711,000

90,000	Pengrowth Energy Corporation	459,000

14,900	Phillips 66	1,042,553
	Total Oil, Gas & Consumable Fuels	3,047,943
	Real Estate Investment Trust – 0.6%

11,000	Camden Property Trust	755,480

19,200	Colony Financial Inc.	426,240

54,000	Kite Realty Group Trust, (4)	1,400,760

18,400	Mid-America Apartment Communities, (4)	1,270,704

40,000	Summit Hotel Properties Inc., (4)	1,097,600
	Total Real Estate Investment Trust	4,950,784
	Total Common Stocks (cost $12,725,947)	14,187,605

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.4%

27,500	Market Vectors International High Yield Bond Fund ETF	$739,200

18,900	SPDR DB International Government Inflation Protected Bond ETF	1,173,501

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS (continued)

16,500	Utilities Select Sector SPDR Fund			$644,325
16,800	Vanguard MSCI European ETF			825,384
	Total Exchange-Traded Funds (cost $3,239,194)			3,382,410

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.3%

	Electric Utilities – 0.2%

30,000	NextEra Energy Inc.	5.889%	BBB	$1,636,500
	Metals & Mining – 0.1%

40,000	ArcelorMittal, (6)	6.000%	BB–	838,000
	Total Convertible Preferred Securities (cost $2,494,000)			2,474,500

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 6.0%

	Capital Markets – 1.1%

140,000	Goldman Sachs Group Inc., (4)	5.950%	BB+	$3,542,000

122,330	Morgan Stanley, Series 2006A	4.000%	BB+	2,813,590

139,434	UBS Preferred Funding Trust IV	0.904%	BBB–	2,230,944
	Total Capital Markets			8,586,534
	Commercial Banks – 0.3%

65,000	Regions Financial Corporation	6.375%	BB	1,659,450

35,000	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	BB	817,600
	Total Commercial Banks			2,477,050
	Consumer Finance – 0.3%

50,000	Ally Financial Inc.	8.500%	CCC+	1,339,000

50,000	Discover Financial Services	6.500%	BB	1,292,000
	Total Consumer Finance			2,631,000
	Diversified Financial Services – 0.5%

80,701	Bank of America Corporation, (4)	4.000%	BB+	1,936,824

96,079	RBS Capital Trust, (4)	6.080%	B3	2,066,659
	Total Diversified Financial Services			4,003,483
	Household Durables – 0.3%

40,624	Hovnanian Enterprises Incorporated	7.625%	Ca	622,563

73,660	M-I Homes	9.750%	CCC	1,848,866
	Total Household Durables			2,471,429
	Insurance – 0.4%

30,000	Aegon N.V.	8.000%	Baa1	861,000

50,000	Aspen Insurance Holdings Limited	7.401%	BBB–	1,360,000

51,131	Endurance Specialty Holdings Limited	7.500%	BBB–	1,383,605
	Total Insurance			3,604,605
	Marine – 0.1%

29,338	Seaspan Corporation	9.500%	N/R	815,010
	Oil, Gas & Consumable Fuels – 0.3%

100,000	Nustar Logistics, L.P.	7.625%	Ba2	2,681,000
	Real Estate Investment Trust – 2.4%

51,900	Ashford Hospitality Trust Inc.	8.450%	N/R	1,308,918

40,000	CommomWealth REIT	7.250%	Ba1	1,028,400

14	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (5)	Value

	Real Estate Investment Trust (continued)

75,000	Coresite Realty Corporation	7.250%		N/R	$1,965,000

50,000	Corporate Office Properties Trust	7.375%		BB	1,315,500

65,000	Dupont Fabros Technology	7.875%		Ba2	1,750,450

22,024	First Potomac Realty Trust	7.750%		N/R	572,624

70,000	General Growth Properties, Inc.	6.375%		B	1,746,500

41,677	Hersha Hospitality Trust	8.000%		N/R	1,095,271

70,000	LaSalle Hotel Properties, (6)	7.500%		N/R	1,855,700

40,500	Pebblebrook Hotel Trust	6.500%		N/R	998,325

50,000	Pebblebrook Hotel Trust, (6)	7.875%		N/R	1,331,500

40,000	Retail Properties of America	7.000%		N/R	1,012,400

50,000	SL Green Realty Corporation	6.500%		Ba2	1,294,000

75,000	Summit Hotel Properties Inc.	7.125%		N/R	1,896,000
	Total Real Estate Investment Trust				19,170,588
	Specialty Retail – 0.3%

78,000	TravelCenters of America LLC	8.250%		N/R	2,004,600
	Total $25 Par (or similar) Retail Structures (cost $44,593,025)				48,445,299

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 80.7%

	Aerospace & Defense – 0.2%

$1,500	DynCorp International Inc., (4)	10.375%	7/01/17	B2	$1,477,500
	Airlines – 0.6%

3,250	Delta Air Lines Pass-Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	3,436,875

1,633	US Airways Pass Through Trust 1999-1B	9.010%	1/20/19	BB+	1,747,236
4,883	Total Airlines				5,184,111
	Auto Components – 1.6%

1,444	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	1,554,105

3,100	American & Axle Manufacturing Inc., (4)	6.250%	3/15/21	B	3,177,500

2,500	Cooper Standard Holding Inc., (WI/DD)	7.375%	4/01/18	B	2,500,000

1,800	Goodyear Tire & Rubber Company, (4)	6.500%	3/01/21	B+	1,856,250

3,730	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	3,795,275
12,574	Total Auto Components				12,883,130
	Automobiles – 0.8%

2,850	Chrysler GP/CG Company, (4)	8.250%	6/15/21	B1	3,181,313

2,750	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB–	3,093,750
5,600	Total Automobiles				6,275,063
	Biotechnology – 0.2%

1,155	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,261,838
	Building Products – 1.2%

1,350	Associated Asphalt Partners LLC, 144A, (4)	8.500%	2/15/18	B	1,377,000

1,357	Corporativo Javer S.A. de C.V, 144A, (4)	9.875%	4/06/21	B+	1,268,795

500	Nortek Inc., 144A	8.500%	4/15/21	B	553,750

3,950	Nortek Inc.	8.500%	4/15/21	B	4,384,500

2,225	Roofing Supply Group LLC Finance, 144A, (4)	10.000%	6/01/20	B3	2,514,250
9,382	Total Building Products				10,098,295

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Capital Markets – 1.2%

$2,250	Ace Cash Express Inc., 144A, (4)	11.000%	2/01/19	B	$2,233,125

3,000	E*TRADE Financial Corporation	6.375%	11/15/19	B2	3,172,500

2,000	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	2,120,224

2,500	Technology Investment Capital Corporation, 144A	7.500%	11/01/17	N/R	2,529,688
9,750	Total Capital Markets				10,055,537
	Chemicals – 2.2%

1,500	Cornerstone Chemical Company, 144A	9.375%	3/15/18	B–	1,530,000

3,250	Hexion US Finance Corporation, (4)	8.875%	2/01/18	B3	3,363,750

2,800	Nufarm Australia Limited, 144A	6.375%	10/15/19	BB–	2,870,000

2,445	Omonva Solutions Inc.	7.875%	11/01/18	B2	2,603,925

1,190	Petrologisitics LP Finance, 144A	6.250%	4/01/20	B	1,197,438

2,750	Taminco Acquisition Corporation, (4)	9.125%	12/15/17	B–	2,777,500

1,375	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	1,529,688

2,000	US Coatings Acquisition Incorporated, Flash Dutch 1 BV, 144A, (4)	7.375%	5/01/21	B–	2,105,000
17,310	Total Chemicals				17,977,301
	Commercial Banks – 1.4%

2,000	Promsvyazbank Finance, 144A	6.200%	4/25/14	Ba2	2,039,936

2,000	Russian Standard Bank ZAO Finance SA	10.750%	4/10/18	B1	2,167,500

1,500	Speedy Cash Inc, 144A, (4)	10.750%	5/15/18	B	1,616,250

2,000	UT2 Funding PLC	5.321%	6/30/16	B1	3,037,994

2,500	VTB Bank Capital SA, 144A	6.000%	4/12/17	BBB+	2,675,000
10,000	Total Commercial Banks				11,536,680
	Commercial Services & Supplies – 2.1%

3,250	313 Group Incorporated, 144A	6.375%	12/01/19	B1	3,225,625

2,625	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	2,500,313

3,000	CCS Incorporated, 144A, (4)	11.000%	11/15/15	CCC	3,060,000

1,740	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	2,467,855

2,750	GDR Holding II Corporation, 144A	10.750%	6/01/19	B	2,890,938

1,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	1,080,155

2,000	Square Two Financial Corporation, (4)	11.625%	4/01/17	B	2,035,000
16,365	Total Commercial Services & Supplies				17,259,886
	Communications Equipment – 1.1%

3,000	Avaya Inc., 144A, (4)	9.000%	4/01/19	B1	3,120,000

2,730	Goodman Networks Inc., 144A, (4)	12.125%	7/01/18	B	3,030,300

2,800	Nokia Corporation, (4)	6.625%	5/15/39	BB–	2,555,000
8,530	Total Communications Equipment				8,705,300
	Construction & Engineering – 0.3%

2,565	Wyle Services Corporation, 144A	10.500%	4/01/18	B–	2,686,838
	Construction Materials – 0.4%

1,000	Cemex Finance LLC, 144A	9.500%	12/14/16	B+	1,082,500

2,000	Cemex SAB de CV, 144A	9.000%	1/11/18	B+	2,215,000
3,000	Total Construction Materials				3,297,500
	Consumer Finance – 0.9%

2,500	Home Credit & Finance Bank LLC Eurasia Capital	9.375%	4/24/20	BB–	2,687,500

2,500	Nationstar Mortgage LLC Capital Corporation, 144A, (4)	7.875%	10/01/20	B+	2,762,500

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Consumer Finance (continued)

$2,000	Springleaf Finance Corporation	6.900%	12/15/17	Caa1	$2,010,000
7,000	Total Consumer Finance				7,460,000
	Containers & Packaging – 1.4%

2,000	Ardagh Packaging Finance PLC, 144A, (4)	9.125%	10/15/20	B3	2,215,000

2,500	Ardagh Packaging Finance PLC, 144A	7.000%	11/15/20	B3	2,568,750

2,000	Longview Fibre Paper & Packaging, 144A, (4)	8.000%	6/01/16	B+	2,095,000

4,050	Reynolds Group	8.500%	5/15/18	CCC+	4,257,563
10,550	Total Containers & Packaging				11,136,313
	Distributors – 0.3%

2,000	HD Supply Inc., 144A	11.500%	7/15/20	CCC+	2,370,000
	Diversified Financial Services – 1.5%

2,750	CNG Holdings Inc., 144A, (4)	9.375%	5/15/20	B	2,698,438

1,825	Community Choice Financial Inc., (4)	10.750%	5/01/19	B–	1,729,188

3,000	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	3,052,500

1,840	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	1,848,787

2,800	UPCB Finance III Limited, 144A	6.625%	7/01/20	BB–	3,010,000
12,215	Total Diversified Financial Services				12,338,913
	Diversified Telecommunication Services – 3.2%

4,300	CenturyLink Inc., (4)	7.650%	3/15/42	BB+	4,154,875

2,000	Citizens Communications Company	9.000%	8/15/31	BB+	2,065,000

1,750	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	1,833,125

3,053	Eileme AB	14.250%	8/15/20	B–	3,350,737

3,500	Frontier Communications Corporation, (4), (WI/DD)	7.125%	1/15/23	BB+	3,543,750

2,000	IntelSat Limited, 144A, (WI/DD)	7.750%	6/01/21	CCC+	2,035,000

2,500	Level 3 Communications Inc.	11.875%	2/01/19	B–	2,931,250

5,135	Sprint Capital Corporation	8.750%	3/15/32	B+	6,123,488
24,238	Total Diversified Telecommunication Services				26,037,225
	Electric Utilities – 1.4%

2,000	Edison Mission Energy, (4), (7)	7.000%	5/15/17	D	1,070,000

2,000	EDP Finance BV, 144A	6.000%	2/02/18	BBB–	2,105,000

5,870	Energy Future Intermediate Holding Company LLC, (4)	11.250%	12/01/18	CCC+	5,679,225

1,850	Mirant Americas Generation LLC	9.125%	5/01/31	BB–	2,067,375
11,720	Total Electric Utilities				10,921,600
	Energy Equipment & Services – 2.8%

2,070	Alta Mesa Holdngs Finance	9.625%	10/15/18	B	2,183,850

2,225	Forbes Energy Services	9.000%	6/15/19	B	2,158,250

3,750	Gulfmark Offshore Inc., 144A, (4)	6.375%	3/15/22	BB–	3,900,000

2,000	Marine Accurate Well ASA, (WI/DD)	9.500%	4/03/18	N/R	2,020,000

215	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	228,975

1,525	Offshore Group Investment Limited, 144A, (4)	7.500%	11/01/19	B–	1,616,500

2,800	Pacific Drilling SA	8.250%	2/23/15	N/R	2,912,000

1,550	Parker Drilling Company	9.125%	4/01/18	B+	1,689,500

1,250	Precision Drilling Corporation	6.500%	12/15/21	Ba1	1,334,375

3,500	Seadrill Limited, 144A	5.625%	9/15/17	N/R	3,535,000

1,300	TrollDrilling & Services Limited	13.750%	8/19/16	N/R	1,312,974
22,185	Total Energy Equipment & Services				22,891,424

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Food & Staples Retailing – 1.2%

$1,576		Harmony Foods Corporation, 144A	10.000%	5/01/16	B–	$1,698,140

1,275		Rite Aid Corporation, (4)	9.250%	3/15/20	CCC+	1,439,156

2,000		Rite Aid Corporation	8.000%	8/15/20	BB–	2,260,000

3,875		Supervalu Inc., (4)	8.000%	5/01/16	B–	4,030,000
8,726		Total Food & Staples Retailing				9,427,296
		Food Products – 2.3%

3,095		Fage Dairy Industry SA, 144A	9.875%	2/01/20	B	3,396,763

2,800		JBS USA LLC, (4)	7.250%	6/01/21	BB	2,933,000

3,000		Land O Lakes Capital Trust I, (4)	7.450%	3/15/28	BB	2,985,000

2,000		Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	1,805,000

1,400		Marfrig Overseas Limited, (4)	9.500%	5/04/20	B+	1,323,000

1,000		Michael Foods Inc., 144A	8.500%	7/15/18	CCC+	1,032,500

1,450		Minerva Luxembourg SA, 144A, (4)	7.750%	1/31/23	B+	1,555,125

1,750		Mriya Agro Holding PLC, 144A	10.950%	3/30/16	B	1,855,000

1,750		Wells Enterprises Incorporated, 144A	6.750%	2/01/20	B+	1,846,250
18,245		Total Food Products				18,731,638
		Health Care Equipment & Supplies – 0.8%

3,000		Biomet Inc., 144A, (4)	6.500%	8/01/20	B–	3,183,750

1,375		Kinetic Concepts	12.500%	11/01/19	CCC+	1,354,375

1,250		Labco SAS, Reg S	8.500%	1/15/18	BB–	1,694,451
5,625		Total Health Care Equipment & Supplies				6,232,576
		Health Care Providers & Services – 2.9%

2,400		Community Health Systems, Inc.	8.000%	11/15/19	B	2,658,000

1,650		HCA Holdings Inc., (4)	6.250%	2/15/21	B–	1,759,313

3,219		HCA Holdings Inc., (4)	7.750%	5/15/21	B–	3,587,173

2,000		HealthSouth Corporation	5.750%	11/01/24	BB–	2,005,000

1,725		Kindred Healthcare Inc., Term Loan, (4)	8.250%	6/01/19	B–	1,712,063

1,240		Labco SAS, 144A	8.500%	1/15/18	BB–	1,680,895

2,500		National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	2,700,000

—	(8)	Symbion Inc.	11.000%	8/23/15	CCC+	502

2,000		Tenet Healthcare Corporation, 144A	6.750%	2/01/20	B3	2,150,000

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,647,000

3,000		United Surgical Partners International Incorporated	9.000%	4/01/20	CCC+	3,397,500
21,534		Total Health Care Providers & Services				23,297,446
		Hotels, Restaurants & Leisure – 2.2%

2,600		Caesars Operating Escrow, 144A, (4)	9.000%	2/15/20	B	2,616,250

1,673		CKE Holdings, (4)	10.500%	3/14/16	Caa1	1,769,738

1,000		Fontainebleau Las Vegas	10.250%	6/15/15	N/R	625

2,175		Graton Economic Development Authority, 144A	9.625%	9/01/19	B	2,436,000

30		Greektown LLC, (3)	10.750%	12/01/13	N/R	—

1,000		Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,063,750

1,850		MGM Resorts International Inc., 144A, (4)	8.625%	2/01/19	B+	2,155,250

1,250		MGM Resorts International Inc.	6.625%	12/15/21	B+	1,310,938

3,000		Mohegan Tribal Gaming Authority, 144A, (4)	11.000%	9/15/18	CCC	2,617,500

500		RHP Hotel Properties LP Finance, 144A, (WI/DD)	5.000%	4/15/21	BB	503,750

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Hotels, Restaurants & Leisure (continued)

$1,000	Rivers Pittsburgh Borrowers LP, Finance Corporation, 144A	9.500%	6/15/19	B	$1,092,500

1,750	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	1,916,250
17,828	Total Hotels, Restaurants & Leisure				17,482,551
	Household Durables – 1.5%

2,925	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC+	3,144,375

3,000	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	3,210,000

1,250	K. Hovnanian Enterprises Inc., 144A	9.125%	11/15/20	Caa2	1,392,188

2,000	K. Hovnanian Enterprises Inc.	5.000%	11/01/21	B3	1,840,000

2,715	Taylor Morrison Monarch Communities, (4)	7.750%	4/15/20	BB–	2,911,838
11,890	Total Household Durables				12,498,401
	Household Products – 0.4%

3,000	Dispensing Dynamics International, 144A	12.500%	1/01/18	B–	3,082,500
	Independent Power Producers & Energy Traders – 0.8%

2,800	Foresight Energy Limited Liability Corporation, 144A	9.625%	8/15/17	B	3,031,000

2,600	Mirant Americas Generation LLC, (4)	8.500%	10/01/21	BB–	3,048,500
5,400	Total Independent Power Producers & Energy Traders				6,079,500
	Industrial Conglomerates – 0.6%

1,250	Abengoa Finance SAU, 144A, (4)	8.875%	11/01/17	B+	1,218,750

11,000	Grieg Seafood ASA	8.500%	12/21/15	N/R	1,892,736

1,500	J.B. Poindexter & Company, 144A	9.000%	4/01/22	B+	1,567,500
13,750	Total Industrial Conglomerates				4,678,986
	Insurance – 0.2%

2,000	Compass Investors Incorporated, 144A	7.750%	1/15/21	CCC	2,005,000
	IT Services – 1.6%

3,510	First Data Corporation	6.750%	11/01/20	BB–	3,659,175

3,500	First Data Corporation	12.625%	1/15/21	B–	3,793,125

3,710	First Data Corporation, (4)	8.750%	1/15/22	B–	3,923,325

1,100	Zayo Escrow Corporation, (4)	10.125%	7/01/20	CCC+	1,295,250
11,820	Total IT Services				12,670,875
	Machinery – 1.6%

2,500	Chloe Marine Corporation Limited	12.000%	12/28/16	N/R	2,775,000

3,000	Commercial Vehicle Group, (4)	7.875%	4/15/19	B	3,045,000

1,700	Loxam SAS, 144A	7.375%	1/24/20	B	2,230,907

2,300	Manitowoc Company Inc., (4)	8.500%	11/01/20	B+	2,599,000

2,000	Trinseo Materials Operating, 144A, (4)	8.750%	2/01/19	B+	1,980,000
11,500	Total Machinery				12,629,907
	Marine – 0.9%

1,000	Marquette Transportation Company Inc., (4)	10.875%	1/15/17	B–	1,070,000

2,850	Navios Maritime Acquisition Corporation, (4)	8.625%	11/01/17	B	2,833,969

3,000	OSX Leasing BV, 144A	9.250%	3/20/15	N/R	2,977,500
6,850	Total Marine				6,881,469
	Media – 5.5%

1,500	American Media Inc., 144A, (4)	13.500%	6/15/18	CCC–	1,222,500

1,000	Baker & Taylor Inc., 144A	15.000%	4/01/17	B3	770,000

2,000	Belo Corporation	7.750%	6/01/27	BB	2,130,000

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$4,800	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	$4,656,000

3,000	Clear Channel Communications, Inc., 144A	11.250%	3/01/21	CCC+	3,075,000

3,300	Clear Channel Worldwide, (4)	7.625%	3/15/20	B	3,444,375

2,500	CSC Holdings Inc., (4)	7.875%	2/15/18	BB+	2,912,500

1,800	Dish DBS Corporation	5.875%	7/15/22	Ba2	1,887,750

1,465	LIN Television Corporation	8.375%	4/15/18	B	1,595,019

2,000	McClatchy Company, 144A	9.000%	12/15/22	B1	2,170,000

3,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	2,970,000

2,650	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB–	2,775,875

2,800	R.R. Donnelley & Son Company, (4)	8.250%	3/15/19	BB	3,024,000

2,000	Radio One Inc., (4)	12.500%	5/24/16	CCC	2,015,000

525	Starz LLC Finance Corporation, 144A	5.000%	9/15/19	Ba2	540,750

2,500	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	BB–	2,734,375

1,500	Virgina Media Finance PLC	8.375%	10/15/19	BB+	1,676,250

2,000	WideOpenWest Finance Capital Corporation, 144A	13.375%	10/15/19	CCC+	2,260,000

2,260	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba2	2,367,350
42,600	Total Media				44,226,744
	Metals & Mining – 6.7%

1,000	Aleris International Inc.	10.000%	12/15/16	N/R	100

2,000	Allied Nevada Gold Corporation, 144A	8.750%	6/01/19	B	1,949,107

2,000	APERAM, 144A	7.375%	4/01/16	B+	2,015,000

4,250	ArcelorMittal, (4)	5.750%	8/05/20	BB+	4,483,750

1,450	Bumi Investment PTE Limited, 144A, (4)	10.750%	10/06/17	B	1,225,250

2,800	Cliffs Natural Resources Inc., (4)	4.800%	10/01/20	BBB–	2,789,718

1,725	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	1,822,031

3,000	Evraz Group S.A, 144A	7.400%	4/24/17	BB–	3,187,500

2,000	First Quantum Minerals Limited, 144A	7.250%	10/15/19	BB	2,000,000

3,250	FMG Resources, 144A	7.000%	11/01/15	BB+	3,404,375

1,600	Fosun International Limited, 144A	7.500%	5/12/16	BB+	1,684,000

1,750	IAMGOLD Corproation, 144A	6.750%	10/01/20	BB–	1,684,375

2,305	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	2,558,550

1,500	Mirabela Nickel Limited, 144A, (4)	8.750%	4/15/18	B–	1,368,750

1,000	Molycorp Inc., 144A	10.000%	6/01/20	B3	985,000

2,850	New Gold Incorporated, 144A	6.250%	11/15/22	BB–	2,985,375

1,500	Northland Resources AB, (7)	13.000%	3/06/17	Caa3	855,000

2,750	Permian Holdings Incorporated, 144A	10.500%	1/15/18	B–	2,832,500

2,150	Severstal OAO via Steel Capital, 144A	4.450%	3/19/18	Ba1	2,128,500

1,785	Taseko Mines Limited	7.750%	4/15/19	B	1,798,388

2,000	Tempel Steel Company, 144A	12.000%	8/15/16	B–	1,880,000

2,325	Thompson Creek Metals Company	7.375%	6/01/18	Caa2	1,906,500

2,000	Tizir Limited	9.000%	9/28/17	N/R	2,045,000

2,000	TMK OAO Capital SA, 144A, (WI/DD)	6.750%	4/03/20	B+	1,999,400

2,250	United States Steel Corporation, (4)	7.500%	3/15/22	BB	2,356,875

100	Walter Energy Inc., 144A	8.500%	4/15/21	B	102,500

2,000	WPE International Cooperatief U.A., 144A, (4)	10.375%	9/30/20	B+	1,860,000
55,340	Total Metals & Mining				53,907,544

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Multiline Retail – 1.3%

$2,500	Bon-Ton Department Stores Inc., (4)	10.625%	7/15/17	B–	$2,503,125

2,250	Burlington Coat Factory, (4)	10.000%	2/15/19	Caa1	2,497,500

3,525	J.C. Penney Company Inc.	7.950%	4/01/17	B–	3,322,313

2,000	Macys Retail Holdings Inc.	7.875%	8/15/36	BBB	2,228,034
10,275	Total Multiline Retail				10,550,972
	Oil, Gas & Consumable Fuels – 14.1%

1,575	Alpha Natural Resources Inc., (4)	6.000%	6/01/19	B+	1,452,938

2,500	Armstrong Energy Inc., 144A	11.750%	12/15/19	B–	2,425,000

250	Atlas Pipeline Escrow, 144A	6.625%	10/01/20	B+	260,625

1,900	Atlas Pipeline LP Finance, 144A, (4)	6.625%	10/01/20	B+	1,980,750

3,090	Bill Barrett Corporation, (4)	7.000%	10/15/22	BB–	3,236,775

2,500	Breitburn Energy Partners LP, 144A	7.875%	4/15/22	B	2,675,000

1,650	Calumet Specialty Products	9.375%	5/01/19	B	1,848,000

3,000	Carrizo Oil and Gas Inc., (4)	7.500%	9/15/20	B–	3,202,500

2,300	Chesapeake Energy Corporation, (4)	9.500%	2/15/15	BB–	2,599,000

2,000	Chesapeake Energy Corporation	6.875%	11/15/20	BB–	2,180,000

1,750	Concho Resources Inc., (4)	5.500%	10/01/22	BB+	1,820,000

2,500	Connacher Oil and Gas Limited, 144A, (4)	8.500%	8/01/19	B+	1,643,750

2,000	Continental Resources Inc., (4)	5.000%	9/15/22	BB+	2,125,000

1,690	Crosstex Energy Finance	8.875%	2/15/18	B+	1,829,425

1,975	Deep Drilling 7 and 8 PT	14.250%	3/05/15	N/R	2,113,250

2,500	DTEK Finance BV, 144A	9.500%	4/28/15	B	2,631,250

2,000	EPE Holding / EP Energy, 144A, (4)	8.125%	12/15/17	B	2,100,000

1,500	Everest Acquisition LLC Finance, 144A, (4)	7.750%	9/01/22	B	1,657,500

2,000	Floatel International Limited	8.000%	10/11/17	N/R	2,095,000

2,500	Forest Oil Corporation, (4)	7.250%	6/15/19	B2	2,500,000

3,400	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	B3	3,756,986

2,400	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	2,550,000

2,430	Key Energy Services Inc.	6.750%	3/01/21	BB–	2,533,275

2,425	Kodiak Oil and Gas Corporation	8.125%	12/01/19	B–	2,740,250

3,500	Linn Energy LLC Finance Corporation, 144A, (4)	6.250%	11/01/19	B	3,578,750

2,000	Martin Mid-Stream Partners LP Finance, 144A, (4)	7.250%	2/15/21	B–	2,020,000

2,000	MEG Energy Corportation, 144A	6.375%	1/30/23	BB	2,080,000

2,800	Niska Gas Storage US LLC	8.875%	3/15/18	B+	2,919,000

3,000	Northern Oil and Gas Inc., (4)	8.000%	6/01/20	B–	3,127,500

2,400	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	2,544,000

2,300	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	2,415,000

1,500	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,476,596

3,400	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	3,740,000

3,325	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	3,391,500

1,725	Polarcus Alima	12.500%	10/29/15	N/R	1,828,500

1,000	Quicksilver Resources Incorporated	11.750%	1/01/16	B3	1,020,000

2,250	Sabine Pass LNG LP, 144A	6.500%	11/01/20	B1	2,368,125

3,400	Samson Investment Company, 144A, (4)	9.750%	2/15/20	B–	3,612,500

3,000	Sandridge Energy Inc.	8.125%	10/15/22	B2	3,202,500

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Saratoga Resources Inc.	12.500%	7/01/16	N/R	$2,055,000

1,500	Seitel Inc., 144A	9.500%	4/15/19	B	1,505,625

1,500	Shelf Drill Holdings Limited, 144A	8.625%	11/01/18	B1	1,590,000

11,000	Ship Finance International Limited	6.920%	10/19/17	N/R	1,873,903

2,775	SM Energy Company	6.625%	2/15/19	BB	2,976,188

1,750	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	1,732,500

3,000	United Refining Inc., 144A	10.500%	2/28/18	B	3,390,000

2,025	Vanguard Natural Resources Finance	7.875%	4/01/20	B	2,171,813

1,135	W&T Offshore, Inc., 144A	8.500%	6/15/19	B	1,234,313

2,200	Western Refining Inc., 144A	6.250%	4/01/21	BB–	2,249,500
118,320	Total Oil, Gas & Consumable Fuels				114,059,087
	Paper & Forest Products – 2.1%

1,600	Ainsworth Lumber Limited, 144A, (4)	7.500%	12/15/17	B	1,744,000

250	Consolidated Container Company LLC, 144A	10.125%	7/15/20	CCC+	273,750

2,250	Millar Western Forest Products Ltd, (4)	8.500%	4/01/21	B–	2,250,000

3,300	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	3,663,000

1,975	Stora Enso Oyj	7.250%	4/15/36	BB	1,866,375

3,030	Tembec Industries, Inc., (4)	11.250%	12/15/18	B3	3,348,150

2,000	Verso Paper Holdings LLC	11.750%	1/15/19	Ba3	2,160,000

2,500	Verso Paper Holdings LLC, (4)	11.750%	1/15/19	B3	2,025,000
16,905	Total Paper & Forest Products				17,330,275
	Personal Products – 0.3%

2,500	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	2,662,500
	Pharmaceuticals – 0.8%

750	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB	800,625

3,500	Sky Growth Holdings Corporation, dba Par Pharmaceuticals, 144A	7.375%	10/15/20	B–	3,701,250

2,000	VP Escrow Corporation, 144A	6.375%	10/15/20	BB–	2,107,500
6,250	Total Pharmaceuticals				6,609,375
	Real Estate Investment Trust – 1.0%

3,000	FelCor Lodging LP	6.750%	6/01/19	B2	3,255,000

1,750	KWG Property Holdings Limited	13.250%	3/22/17	B+	2,076,134

2,500	Omega Healthcare Investors Inc.	6.750%	10/15/22	BBB–	2,756,250
7,250	Total Real Estate Investment Trust				8,087,384
	Real Estate Management & Development – 1.6%

3,000	Country Garden Holding Company, 144A	7.500%	1/10/23	BB–	3,063,900

2,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B–	2,190,000

2,000	Kaisa Group Holdings Limited, 144A, (4)	8.875%	3/19/18	B+	2,025,000

1,250	Kennedy-Wilson Holdings Incorporated, 144A	8.750%	4/01/19	BB–	1,350,000

3,250	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	3,241,875

1,250	Shimao Property Holdings Limited	11.000%	3/08/18	BB	1,427,681
12,750	Total Real Estate Management & Development				13,298,456
	Road & Rail – 0.8%

2,360	Avis Budget Car Rental	8.250%	1/15/19	B+	2,616,650

1,291	Inversiones Alsacia SA, 144A	8.000%	8/18/18	Ba2	1,226,614

2,250	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	2,314,688
5,901	Total Road & Rail				6,157,952

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Semiconductors & Equipment – 0.9%

$3,000	Amkor Technology Inc., (4)	7.375%	5/01/18	BB	$3,142,500

2,500	Freescale Semiconductor Inc., (4)	10.750%	8/01/20	CCC+	2,837,500

1,500	NXP BV, 144A, (4)	5.750%	3/15/23	B	1,530,000
7,000	Total Semiconductors & Equipment				7,510,000
	Software – 0.3%

2,500	Interface Security Systems Holdings, 144A	9.250%	1/15/18	B–	2,581,250
	Specialty Retail – 0.2%

1,500	Petco Holdings Incorporated, 144A, (4)	8.500%	10/15/17	CCC+	1,546,875
	Textiles, Apparel & Luxury Goods – 0.3%

2,170	Jones Group, (4)	6.875%	3/15/19	Ba3	2,297,488
	Tobacco – 0.6%

2,500	North Atlantic Trading Company, 144A	11.500%	7/15/16	B2	2,618,750

2,350	Vector Group Limited, 144A, (4)	7.750%	2/15/21	Ba3	2,473,375
4,850	Total Tobacco				5,092,125
	Trading Companies & Distributors – 0.5%

2,550	H&E Equipment Limited, 144A	7.000%	9/01/22	B+	2,805,000

1,375	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	1,396,318
3,925	Total Trading Companies & Distributors				4,201,318
	Transportation Infrastructure – 0.4%

2,800	Navigator Holdings Limited	9.000%	12/18/17	N/R	2,828,039
	Wireless Telecommunication Services – 1.5%

4,050	Digicel Limited, 144A	7.000%	2/15/20	B1	4,232,250

2,000	FairPoint Communications Inc., 144A, (4)	8.750%	8/15/19	B	1,940,000

3,000	NII Capital Corporation, (4)	7.625%	4/01/21	Caa1	2,160,000

1,800	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB	1,869,750

700	Wind Acquisition Finance SA, (4)	11.750%	7/15/17	B+	742,000

1,500	Wind Acquisition Finance SA, 144A	12.250%	7/15/17	B	1,560,000
13,050	Total Wireless Telecommunication Services				12,504,000
$646,576	Total Corporate Bonds (cost $634,820,323)				653,003,983

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.4%

	Computers & Peripherals – 0.1%

$1,238	Hutchinson Technology Inc.	8.500%	1/15/26	N/R	$915,346
	Diversified Telecommunication Services – 0.2%

2,000	Alaska Communications Systems Group Inc.	6.250%	5/01/18	B+	1,428,750
	Metals & Mining – 0.1%

1,500	Great Western Mineral Group	8.000%	4/06/17	N/R	1,044,750
$4,738	Total Convertible Bonds (cost $4,130,701)				3,388,846

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity		Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 5.8%

	Capital Markets – 1.0%

$3,900	Dresdner Funding Trust, 144A, (6)	8.151%	6/30/31		Ba3	$4,109,625

4,615	Goldman Sachs Capital II, (6)	4.000%	6/01/43		BB+	3,882,369
	Total Capital Markets					7,991,994
	Commercial Banks – 2.0%

2,000	Barclays Bank PLC, (6)	4.875%	N/A	(9)	BBB	1,865,098

2,620	Barclays Bank PLC, (6)	4.750%	N/A	(9)	BBB	2,409,693

3,000	BBVA International Preferred Uniperson, (4), (6)	5.919%	4/18/17		BB–	2,640,000

2,000	Credit Agricole, S.A, 144A, (4), (6)	6.637%	5/31/17		BBB–	1,830,000

2,000	HBOS Capital Funding LP, 144A, (4), (6)	6.071%	6/30/14		BB	1,777,500

3,285	RBS Capital Trust, (4), (6)	5.512%	N/A	(9)	BB	2,578,725

1,000	RBS Capital Trust, (6)	1.083%	9/30/54		BB	735,000

2,400	Societe Generale, 144A, (6)	1.055%	12/31/49		BBB–	1,848,000
	Total Commercial Banks					15,684,016
	Consumer Finance – 0.5%

2,000	AFGC Capital Trust I, 144A, (6)	6.000%	1/15/67		Caa3	1,610,000

2,750	Ally Financial Inc., (6)	7.000%	N/A	(9)	B3	2,719,578
	Total Consumer Finance					4,329,578
	Diversified Financial Services – 0.7%

2,000	Bank of America Corporation	7.250%	N/A	(9)	BB+	2,436,320

2,600	Origin Energy Finance Limited, (6)	7.875%	6/16/71		BB+	3,466,134
	Total Diversified Financial Services					5,902,454
	Industrial Conglomerates – 0.2%

1,500	Telecom Italia SpA, (WI/DD), (6)	7.750%	3/20/73		BB+	1,854,522
	Insurance – 1.4%

2,000	Aviva PLC, (6)	5.902%	7/27/55		Baa1	2,810,995

2,000	Genworth Financial Inc., (4), (6)	6.150%	11/15/66		Ba1	1,830,000

3,000	Glen Meadows Pass Through Trust, (6)	6.505%	8/15/67		BB+	2,865,000

3,500	XL Capital Ltd, (4), (6)	6.500%	10/15/57		BBB–	3,421,250
	Total Insurance					10,927,245
	Total $1,000 Par (or similar) Institutional Structures (cost $42,439,478)					46,689,809

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (5)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%

$155	U.S. Treasury Notes, (4)	3.375%	6/30/13		Aaa	$156,259

1,000	U.S. Treasury Notes	1.500%	12/31/13		Aaa	1,010,078
$1,155	Total U.S. Government and Agency Obligations (cost $1,155,265)					1,166,337

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (5)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.0%

$3	Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%	11/01/29		AA	$3,052
$3	Total Asset-Backed and Mortgage-Backed Securities (cost $2,902)					3,052

24	Nuveen Investments

Shares	Description (1)					Value

	INVESTMENT COMPANIES – 1.4%

169,000	Blackrock Credit Allocation Income Trust IV					$2,366,000

102,000	First Trust Strategic High Income Fund II					1,760,520

50,500	Gabelli Global Gold Natural Resources and Income Trust					635,290

178,000	Invesco Dynamic Credit Opportunities Fund					2,397,660

76,000	Invesco Senior Income Trust					436,240

110,500	Pimco Income Strategy Fund, (4)					1,470,755

187,000	Pioneer Floating Rate Trust					2,584,340
	Total Investment Companies (cost $10,739,580)					11,650,805

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value
	SOVEREIGN DEBT – 0.4%

	Argentina – 0.4%

$1,965	Province of Buenos Aires, 144A	10.875%		1/26/21	B–	$1,355,850

2,000	Republic of Argentina	7.000%		10/03/15	B–	1,690,000
$3,965	Total Sovereign Debt (cost $3,294,394)					3,045,850

Shares	Description (1)					Value
	WARRANTS – 0.0%

6,707	FairPoint Communications Inc., (6)					$335
	Total Warrants (cost $0)					335

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 20.5%

	Money Market Funds – 20.5%

165,956,145	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (10), (11)					$165,956,145
	Total Investments Purchased with Collateral from Securities Lending (cost $165,956,145)					165,956,145

Shares	Description (1)	Coupon				Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

14,156,149	First American Treasury Obligations Fund, Class Z	0.000%	(10)			$14,156,149
	Total Short-Term Investments (cost $14,156,149)					14,156,149
	Total Investments (cost $939,747,103) – 119.5%					967,551,125
	Other Assets Less Liabilities – (19.5)%					(157,875,472)
	Net Assets – 100%					$809,675,653

Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(43)	6/13	$(5,334,352)	$(12,210)
U.S. Treasury 10-Year Note	Short	(165)	6/13	(21,777,422)	(152,122)
U.S. Treasury Ultra Bond	Short	(19)	6/13	(2,994,281)	26,081
				$(30,106,055)	$(138,251)

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$14,123,467	$—	$64,138	$14,187,605
Exchange-Traded Funds	3,382,410	—	—	3,382,410
Convertible Preferred Securities	1,636,500	838,000	—	2,474,500
$25 Par (or similar) Retail Structures	45,258,099	3,187,200	—	48,445,299
Corporate Bonds	—	653,003,983	—	653,003,983
Convertible Bonds	—	3,388,846	—	3,388,846
$1,000 Par (or similar) Institutional Structures	2,436,320	44,253,489	—	46,689,809
U.S. Government and Agency Obligations	—	1,166,337	—	1,166,337
Asset-Backed and Mortgage-Backed Securities	—	3,052	—	3,052
Investment Companies	11,650,805	—	—	11,650,805
Sovereign Debt	—	3,045,850	—	3,045,850
Warrants	—	335	—	335
Investments Purchased with Collateral from Securities Lending	165,956,145	—	—	165,956,145
Short-Term Investments:
Money Market Funds	14,156,149	—	—	14,156,149
Derivatives:
Futures Contracts*	(138,251)	—	—	(138,251)
Total	$258,461,644	$708,887,092	$64,138	$967,412,874
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $941,165,347.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$36,275,978
Depreciation	(9,890,200)
Net unrealized appreciation (depreciation) of investments	$26,385,778

26	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $161,294,112.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	For fair value measurement disclosure purposes, Convertible Preferred Securities, $25 Par (or similar) Preferred Securities, $1,000 Par (or similar) Institutional Structures and Warrants classified as Level 2.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	Perpetual security. Maturity date is not applicable.

(10)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(11)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund

March 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.904%		BBB–	$240,000
	Thrifts & Mortgage Finance – 0.0%

16,000	Federal National Mortgage Association, (3)	4.513%		Ca	52,000
	Total $25 Par (or similar) Retail Structures (cost $641,200)				292,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 4.7%

	Auto Components – 0.2%

$250	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	$269,063

200	American & Axle Manufacturing Inc., (3)	6.250%	3/15/21	B	205,000

175	Dana Holding Corporation	6.500%	2/15/19	BB	187,688
625	Total Auto Components				661,751
	Automobiles – 0.1%

300	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B1	328,875

250	Jaguar Land Rover PLC, 144A, (3)	8.125%	5/15/21	BB–	281,250
550	Total Automobiles				610,125
	Biotechnology – 0.1%

250	STHI Holding Corporation, 144A	8.000%	3/15/18	B	273,125
	Building Products – 0.1%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	255,687

200	USG Corporation, 144A	8.375%	10/15/18	BB–	221,000
450	Total Building Products				476,687
	Chemicals – 0.1%

250	Hexion US Finance, (3)	6.625%	4/15/20	Ba3	250,625

200	Omonva Solutions Inc.	7.875%	11/01/18	B2	213,000

150	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	162,030
600	Total Chemicals				625,655
	Commercial Banks – 0.1%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	205,000

250	Regions Financial Corporation	7.750%	11/10/14	BBB–	275,620
450	Total Commercial Banks				480,620
	Commercial Services & Supplies – 0.2%

200	Aramark Corporation, 144A, (3)	5.750%	3/15/20	B–	204,500

250	Ceridian Corporation, 144A	8.875%	7/15/19	B1	290,938

250	Clean Harbors Inc., (3)	5.250%	8/01/20	BB+	258,125

250	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	272,103
950	Total Commercial Services & Supplies				1,025,666
	Computers & Peripherals – 0.1%

250	Hewlett Packard Company	3.750%	12/01/20	A–	248,198
	Consumer Finance – 0.1%

225	Nationstar Mortgage LLC Capital Corporation, 144A, (3)	7.875%	10/01/20	B+	248,625
	Containers & Packaging – 0.1%

325	Reynolds Group, (3)	7.125%	4/15/19	B+	348,969

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 0.1%

$250	UPCB Finance III Limited, 144A	6.625%	7/01/20	BB–	$268,750
	Diversified Telecommunication Services – 0.1%

250	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	261,875
	Electric Utilities – 0.1%

570	Comision Federal de Electricidad of the United States of Mexcio, 144A	4.875%	5/26/21	Baa1	633,413
	Energy Equipment & Services – 0.2%

220	Gulfmark Offshore Inc., (3)	6.375%	3/15/22	BB–	228,800

200	Parker Drilling Company	9.125%	4/01/18	B+	218,000

250	Precision Drilling Corporation	6.500%	12/15/21	Ba1	266,875
670	Total Energy Equipment & Services				713,675
	Gas Utilities – 0.1%

250	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	271,875
	Health Care Providers & Services – 0.9%

1,700	Catholic Health Initiatives	1.600%	11/01/17	AA–	1,720,039

250	HCA Holdings Inc., (3)	6.250%	2/15/21	B–	266,563

250	HealthSouth Corporation	5.750%	11/01/24	BB–	250,625

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,648,412
3,915	Total Health Care Providers & Services				3,885,639
	Household Durables – 0.1%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	267,500
	Independent Power Producers & Energy Traders – 0.1%

68	Calpine Corporation, 144A	7.875%	7/31/20	BB	74,460

200	Mirant Americas Generation LLC, (3)	8.500%	10/01/21	BB–	234,500
268	Total Independent Power Producers & Energy Traders				308,960
	Media – 0.2%

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	194,000

200	LIN Television Corporation	8.375%	4/15/18	B	217,750

250	Starz LLC Finance Corporation, 144A	5.000%	9/15/19	Ba2	257,500

250	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba2	261,875
900	Total Media				931,125
	Metals & Mining – 0.4%

250	ArcelorMittal, (3)	6.750%	2/25/22	BB+	273,216

250	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	249,082

250	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	264,063

200	Fosun International Limited, 144A	7.500%	5/12/16	BB+	210,500

200	IAMGOLD Corproation, 144A	6.750%	10/01/20	BB–	192,500

200	Severstal’ OAO, 144A	4.450%	3/19/18	Ba1	198,000

200	Taseko Mines Limited	7.750%	4/15/19	B	201,500

250	United States Steel Corporation, (3)	7.500%	3/15/22	BB	261,875
1,800	Total Metals & Mining				1,850,736
	Oil, Gas & Consumable Fuels – 0.7%

275	Calumet Specialty Products	9.375%	5/01/19	B	308,000

250	Everest Acquisition LLC Finance, 144A, (3)	7.750%	9/01/22	B	276,250

250	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	265,625

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$250	Linn Energy LLC Finance Corporation, 144A, (3)	6.250%	11/01/19		B	$255,625

250	Martin Mid-Stream Partners LP Finance, 144A, (3)	7.250%	2/15/21		B–	252,500

250	MEG Energy Corportation, 144A	6.375%	1/30/23		BB	260,000

250	Northern Tier Energy LLC, 144A	7.125%	11/15/20		BB–	265,000

250	PBF Holding Company LLC, 144A	8.250%	2/15/20		BB+	275,000

500	Regency Energy Partners Finance, (3)	6.500%	7/15/21		BB	550,000

250	Sabine Pass LNG LP, (3)	7.500%	11/30/16		BB+	276,250

175	SM Energy Company	6.625%	2/15/19		BB	187,688
2,950	Total Oil, Gas & Consumable Fuels					3,171,938
	Paper & Forest Products – 0.1%

225	Ainsworth Lumber Limited, 144A, (3)	7.500%	12/15/17		B	245,250
	Pharmaceuticals – 0.1%

250	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20		BB	266,875

250	Valeant Pharmaceuticals International, 144A	6.375%	10/15/20		BB–	263,594
500	Total Pharmaceuticals					530,469
	Real Estate Management & Development – 0.0%

200	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18		BB–	230,000
	Road & Rail – 0.0%

175	Hertz Corporation, (3)	7.375%	1/15/21		B	194,688
	Trading Companies & Distributors – 0.1%

250	H&E Equipment Limited, 144A	7.000%	9/01/22		B+	275,000

300	Russel Metals Inc., 144A	6.000%	4/19/22		Ba1	304,651
550	Total Trading Companies & Distributors					579,651
	Wireless Telecommunication Services – 0.2%

250	Digicel Limited, 144A	7.000%	2/15/20		B1	261,250

300	Frontier Communications Corporation, (WI/DD)	7.625%	4/15/24		BB+	308,625

200	Wind Acquisition Finance SA, 144A, (3)	7.250%	2/15/18		BB	207,750

750	Total Wireless Telecommunication Services					777,625
$19,148	Total Corporate Bonds (cost $19,849,290)					20,122,590

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity		Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.1%

	Capital Markets – 0.0%

200	Goldman Sachs Capital II, (10)	4.000%	6/01/43		BB+	$168,250
	Diversified Financial Services – 0.1%

200	Bank of America Corporation	7.250%	N/A	(4)	BB+	243,632
	Total $1,000 Par (or similar) Institutional Structures (cost $335,218)					411,882

Principal Amount (000)	Description (1)		Optional Call Provisions (5)		Ratings (2)	Value
	MUNICIPAL BONDS – 0.7%

	Illinois – 0.3%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call		A2	$1,302,392

30	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	Maryland – 0.3%

$1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	$1,252,863
	Ohio – 0.1%

400	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	447,856
$2,780	Total Municipal Bonds (cost $2,825,014)				3,003,111

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 85.8%

$1,100	Fannie Mae STRIPS (P/O)	0.000%	2/01/19	AA–	$974,394

1,245	Federal National Mortgage Association	4.625%	5/01/13	Aa2	1,249,907

2,210	Federal National Mortgage Association	0.000%	10/09/19	AA–	1,958,533

825	FICO STRIPS	0.000%	5/02/17	Aaa	797,940

1,280	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	1,332,223

1,080	Private Export Funding	1.450%	8/15/19	Aaa	1,092,072

1,900	Private Export Funding	2.050%	11/15/22	Aaa	1,882,558

1,055	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	1,223,613

9,490	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	15,418,112

4,593	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/14	Aaa	4,745,386

5,484	U.S. Treasury Inflation Indexed Obligations	1.250%	4/15/14	Aaa	5,665,734

4,765	U.S. Treasury Inflation Indexed Obligations	2.000%	7/15/14	Aaa	5,042,942

6,350	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/15	Aaa	6,772,733

11,126	U.S. Treasury Inflation Indexed Obligations	0.500%	4/15/15	Aaa	11,687,021

4,268	U.S. Treasury Inflation Indexed Obligations	1.875%	7/15/15	Aaa	4,681,751

5,441	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/16	Aaa	6,064,272

25,607	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/16	Aaa	27,203,509

3,905	U.S. Treasury Inflation Indexed Obligations	2.500%	7/15/16	Aaa	4,518,088

11,350	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/17	Aaa	13,240,160

32,145	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	34,668,625

1,644	U.S. Treasury Inflation Indexed Obligations	2.625%	7/15/17	Aaa	1,978,178

2,413	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/18	Aaa	2,812,945

1,700	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	2,073,498

7,476	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	8,904,723

9,128	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	10,903,479

13,253	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	15,624,623

18,008	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	20,596,438

19,601	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	21,326,580

16,478	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	17,956,846

11,458	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	12,359,435

11,264	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	15,116,365

6,178	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	8,040,379

4,967	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	6,759,747

6,898	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	8,767,425

8,365	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	13,056,698

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$4,735	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	$6,614,757

5,812	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	8,187,013

6,357	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	8,994,617

8,907	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	9,296,100

1,502	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	1,505,922

6,195	U.S. Treasury Notes	0.500%	7/31/17	Aaa	6,159,670

2,280	U.S. Treasury Notes	0.750%	10/31/17	Aaa	2,286,592

2,120	U.S. Treasury Notes	1.375%	7/15/18	Aaa	2,482,771

2,464	U.S. Treasury Notes	1.875%	7/15/19	Aaa	3,016,739

45	U.S. Treasury Notes	3.625%	2/15/21	Aaa	52,425
$314,467	Total U.S. Government and Agency Obligations (cost $335,755,896)				365,093,538

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.8%

$2,000	Commercial Mortgage Pass Through Certificates Series 2012-CR4	1.801%	10/15/45	AAA	$2,039,934

730	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	788,707

7,500	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.788%	8/10/45	A1	8,582,025

3,800	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	4,388,331

960	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	1,015,208

1,490	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/15/49	Aaa	1,524,649

700	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	805,561

230	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	231,642

2,000	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	AAA	1,992,794

1,920	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	1,933,330

1,260	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/15/44	Aaa	1,420,886
$22,590	Total Asset-Backed Securities (cost $24,427,901)				24,723,067

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 0.1%

10,500	Blackrock Credit Allocation Income Trust IV				$147,000

11,000	Pimco Income Strategy Fund, (3)				146,410

5,000	Pioneer Floating Rate Trust				69,100
	Total Investment Companies (cost $309,725)				362,510

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.8%

	Canada – 0.7%

750 CAD	Canadian Government Bond	3.500%	6/01/20	AAA	$834,594

$1,500	Province of Quebec	7.500%	7/15/23	Aa2	2,112,600
	Total Canada				2,947,194

32	Nuveen Investments

Principal Amount (000) (6)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	Poland – 0.1%

$250	Republic of Poland	6.375%		7/15/19	A2	$307,138
	Total Sovereign Debt (cost $3,097,231)					3,254,332

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.0%

	Money Market Funds – 3.0%

12,963,691	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (7), (8)					$12,963,691
	Total Investments Purchased with Collateral from Securities Lending (cost $12,963,691)					12,963,691

Shares	Description (1)	Coupon				Value
	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

6,596,104	First American Treasury Obligations Fund, Class Z	0.000%	(7)			$6,596,104
	Total Short-Term Investments (cost $6,596,104)					6,596,104
	Total Investments (cost $406,801,270) – 102.7%					436,822,825
	Other Assets Less Liabilities – (2.7)% (9)					(11,540,822)
	Net Assets – 100%					$425,282,003

Investments in Derivatives as of March 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (9)
Citigroup	U.S. Dollar	4,128,942	Canadian Dollar	4,150,000	4/30/13	$(46,629)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(37)	6/13	$(8,156,766)	$(1,203)
U.S. Treasury 5-Year Note	Long	83	6/13	10,296,539	54,252
U.S. Treasury 10-Year Note	Long	162	6/13	21,381,469	89,254
U.S. Treasury Long Bond	Long	13	6/13	1,878,094	20,587
U.S. Treasury Ultra Bond	Short	(47)	6/13	(7,406,906)	48,969
				$17,992,430	$211,859
*	Total Notional Value of Long and Short positions were $33,556,102 and $(15,563,672), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$292,000	$—	$—	$292,000
Corporate Bonds	—	20,122,590	—	20,122,590
$1,000 Par (or similar) Institutional Structures	243,632	168,250	—	411,882
Municipal Bonds	—	3,003,111	—	3,003,111
U.S. Government and Agency Obligations	—	365,093,538	—	365,093,538
Asset-Backed and Mortgage-Backed Securities	—	24,723,067	—	24,723,067
Investment Companies	362,510	—	—	362,510
Sovereign Debt	—	3,254,332	—	3,254,332
Investments Purchased with Collateral from Securities Lending	12,963,691	—	—	12,963,691
Short-Term Investments:
Money Market Funds	6,596,104	—	—	6,596,104
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(46,629)	—	(46,629)
Futures Contracts*	211,859	—	—	211,859
Total	$20,669,796	$416,318,259	$—	$436,988,055
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $407,015,460.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$30,631,800
Depreciation	(824,435)
Net unrealized appreciation (depreciation) of investments	$29,807,365

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All Percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $12,606,081.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(9)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.
N/A	Not applicable.
P/O	Principal only security.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CAD	Canadian Dollar

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.6%

	Health Care Providers & Services – 0.6%

$400	Catholic Health Initiatives	1.600%	11/01/17	AA–	$404,717
	Total Corporate Bonds (cost $399,884)				404,717

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value
	MUNICIPAL BONDS – 2.6%

	Maryland – 0.8%

$570	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.554%, 8/01/15		No Opt. Call	AAA	$571,471
	Ohio – 1.8%

250	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	279,910

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	927,345
1,095	Total Ohio				1,207,255
$1,665	Total Municipal Bonds (cost $1,771,705)				1,778,726

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 36.8%

$700	Fannie Mae Notes	0.625%	2/22/16	Aaa	$700,428

765	Fannie Mae Notes	1.100%	8/28/17	Aaa	767,308

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	1,002,263

225	Fannie Mae STRIPS (P/O)	0.000%	2/01/19	AA–	199,308

1,400	Federal Farm Credit Banks, Consolidated Systemwide Notes	2.625%	4/17/14	Aaa	1,435,644

700	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.000%	9/22/14	Aaa	728,872

845	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.500%	11/16/15	Aaa	870,238

550	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.230%	5/02/17	Aaa	550,602

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,265,906

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	761,033

365	Federal Home Loan Mortgage Corporation, Notes	3.750%	3/27/19	Aaa	418,473

735	Federal Home Loan Mortgage Corporation, Notes	2.220%	3/28/23	Aaa	733,710

580	Federal National Mortgage Association	4.625%	5/01/13	Aa2	582,286

1,700	Federal National Mortgage Association	1.875%	10/15/15	Aaa	1,758,854

435	Federal National Mortgage Association	0.000%	10/09/19	AA–	385,503

710	FICO STRIPS	0.000%	5/02/17	Aaa	686,712

1,065	Freddie Mac Notes	0.850%	2/24/16	Aaa	1,069,759

770	Freddie Mac Notes	0.750%	10/05/16	Aaa	770,079

690	Freddie Mac Reference Notes	0.500%	5/13/16	Aaa	690,686

1,645	Freddie Mac Reference Notes	5.000%	2/16/17	Aaa	1,917,275

985	Freddie Mac Reference Notes	0.750%	1/12/18	Aaa	978,984

880	Freddie Mac Reference Notes	0.875%	3/07/18	Aaa	878,259

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	323,448

560	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	556,046

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$340	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	$353,872

505	Private Export Funding	4.550%	5/15/15	Aaa	549,996

345	Private Export Funding	2.125%	7/15/16	Aaa	363,227

335	Private Export Funding	1.450%	8/15/19	Aaa	338,745

390	Private Export Funding	2.050%	11/15/22	Aaa	386,420

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	614,706

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	497,047

970	U.S. Treasury Notes	1.000%	11/30/19	Aaa	960,073

1,010	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,038,327
$24,180	Total U.S. Government and Agency Obligations (cost $24,530,382)				25,134,089

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 58.3%

$710	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$768,427

780	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	921,788

718	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	722,096

554	Commercial Mortgage Pass Through Certificates 2012-CR2 A1	0.824%	8/15/45	Aaa	555,473

280	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	302,518

1,000	Discover Card Master Trust I 2011-A3 A	0.409%	3/15/17	AAA	1,002,931

634	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	663,626

816	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	879,911

1,117	Fannie Mae Mortgage Pool AD0486	2.353%	4/01/34	Aaa	1,186,340

263	Fannie Mae Mortgage Pool AD0706	2.304%	3/01/38	Aaa	278,875

658	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	694,866

1	Fannie Mae Mortgage Pool 251901	6.500%	8/01/13	Aaa	1,319

7	Fannie Mae Mortgage Pool 252799	7.000%	10/01/14	Aaa	6,860

256	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	278,713

162	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	177,342

158	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	175,539

175	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	189,331

175	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	189,688

280	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	302,162

1,810	Fannie Mae Mortgage Pool 464158	3.120%	1/01/15	Aaa	1,868,185

879	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	932,999

5	Fannie Mae Mortgage Pool 556195	6.000%	11/01/13	Aaa	4,582

81	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	86,681

182	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	200,617

528	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	576,736

97	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	104,994

79	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	84,389

153	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	164,209

359	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	393,190

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$619	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	$672,711

478	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	510,461

164	Fannie Mae Mortgage Pool 848390	1.985%	12/01/35	Aaa	171,598

265	Fannie Mae Mortgage Pool 886034	2.763%	7/01/36	Aaa	283,985

285	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	307,150

316	Fannie Mae Mortgage Pool 913187	2.521%	4/01/37	Aaa	337,604

684	Fannie Mae Mortgage Pool 914224	2.613%	3/01/37	Aaa	730,751

527	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	625,852

216	Fannie Mae Mortgage Pool 995949	2.506%	9/01/36	Aaa	229,561

432	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.861%	2/25/42	Aaa	503,297

544	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	577,551

1,199	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	1,253,852

595	Fannie Mae REMIC Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	601,256

1,180	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	TBA	Aaa	1,246,006

827	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	873,706

217	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	219,912

354	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	353,914

245	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	251,596

519	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	543,368

726	Freddie Mac Gold Pool 780836	2.356%	9/01/33	Aaa	771,741

486	Freddie Mac Gold Pool 848193	2.689%	3/01/36	Aaa	518,056

841	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	887,120

23	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	25,970

9	Freddie Mac Mortgage Pool, Various E00746	7.000%	9/01/14	Aaa	8,770

3	Freddie Mac Mortgage Pool, Various E72802	6.000%	10/01/13	Aaa	3,237

97	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	111,890

206	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	241,169

628	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.554%	4/25/19	Aaa	629,543

965	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	1,042,112

1,022	Freddie Mac Mulitfamily Structured Pass-Through Certificates, Series K701	2.776%	6/25/17	Aaa	1,066,565

919	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	974,563

460	Freddie Mac Structures Pass-Through Certificates, Series K-501	1.655%	11/25/16	Aaa	472,105

665	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.683%	3/25/43	Ba3	433,641

1,150	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.770%	5/25/35	CC	632,823

79	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	96,655

39	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	40,343

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	7,088

721	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	797,764

108	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	124,893

855	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	977,178

223	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	266,829

23	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A	22,272

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$838	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%		11/15/43	AAA	$873,256

544	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%		7/15/49	Aaa	556,138

831	National Credit Union Adminstration Guaranteed Structured Collateral Notes	1.600%		10/29/20	Aaa	845,413

743	Origen Manufactured Housing Contract Trust Collaterlized Notes Series 2005B	5.990%		1/15/37	A+	785,495

122	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	122,555

158	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-P10A	4.638%		2/10/15	Aaa	166,207

112	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.940%		8/10/15	Aaa	117,749

655	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2008-10A	5.902%		2/10/18	Aaa	723,507

758	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	798,843

675	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	730,329
$38,273	Total Asset-Backed Securities (cost $38,622,719)					39,880,337

Shares	Description (1)	Coupon				Value
	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 3.2%

2,191,886	First American Treasury Obligations Fund, Class Z	0.000%	(4)			$2,191,886
	Total Short-Term Investments (cost $2,191,886)					2,191,886
	Total Investments (cost $67,516,576) – 101.5%					69,389,755
	Other Assets Less Liabilities – (1.5)%					(1,014,649)
	Net Assets – 100%					$68,375,106

Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	34	6/13	$4,217,859	$15,996
U.S. Treasury 10-Year Note	Long	40	6/13	5,279,375	14,843
U.S. Treasury Long Bond	Short	(35)	6/13	(5,056,406)	(28,220)
				$4,440,828	$2,619
*	Total Notional Value of Long and Short positions were $9,497,234 and $(5,056,406), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

38	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$404,717	$—	$404,717
Municipal Bonds	—	1,778,726	—	1,778,726
U.S. Government and Agency Obligations	—	25,134,089	—	25,134,089
Asset-Backed and Mortgage-Backed Securities	—	39,880,337	—	39,880,337
Short-Term Investments:
Money-Market Funds	2,191,886	—	—	2,191,886
Derivatives:
Futures Contracts*	2,619	—	—	2,619
Total	$2,194,505	$67,197,869	$—	$69,392,374
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $67,516,576.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$2,602,530
Depreciation	(729,351)
Net unrealized appreciation (depreciation) of investments	$1,873,179

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

MDR	Denotes investment is subject to dollar roll transactions.

P/O	Principal only security.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 35.9%

	Beverages – 0.3%

$1,725	Anheuser Busch InBev	2.500%	7/15/22	A	$1,695,547
	Capital Markets – 2.2%

3,125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	3,688,172

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,818,576

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,221,442

2,250	Morgan Stanley	6.625%	4/01/18	A	2,689,655

2,755	Morgan Stanley, (3)	4.875%	11/01/22	BBB+	2,920,609
10,825	Total Capital Markets				12,338,454
	Commercial Banks – 3.1%

2,000	Australia and New Zealand Banking Group Limited, 144A, (3)	2.400%	11/23/16	Aaa	2,100,800

1,245	Banco Bradesco S.A. Grand Cayman, 144A, (3)	4.125%	5/16/16	Baa1	1,304,138

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,148,750

1,500	Bank of Nova Scotia, (3)	1.375%	12/18/17	Aa2	1,499,991

925	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A2	982,813

1,160	ING Bank NV, 144A	3.750%	3/07/17	A+	1,236,131

1,515	Rabobank Nederland, (3)	3.875%	2/08/22	Aa2	1,598,108

1,000	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	1,193,915

1,460	Sovereign Bank	8.750%	5/30/18	Baa2	1,764,709

3,595	Stadshypotek AB, 144A	1.875%	10/02/19	Aaa	3,605,426
16,310	Total Commercial Banks				17,434,781
	Commercial Services & Supplies – 0.2%

1,195	R.R. Donnelley & Son Company, (3)	7.625%	6/15/20	BB	1,244,294
	Communications Equipment – 0.6%

2,640	Motorola, Inc.	6.000%	11/15/17	BBB	3,090,059
	Construction & Engineering – 0.4%

2,000	ABB Finance USA Inc.	4.375%	5/08/42	A	2,099,890
	Diversified Financial Services – 4.4%

2,500	Bank of America Corporation	5.750%	12/01/17	A	2,891,645

3,270	Bank of America Corporation	5.875%	1/05/21	A	3,861,707

2,090	Citigroup Inc., (3)	6.125%	11/21/17	A	2,471,155

2,000	Citigroup Inc., (3)	4.500%	1/14/22	A	2,223,626

2,720	General Electric Capital Corporation	5.625%	5/01/18	AA+	3,219,038

1,530	General Electric Capital Corporation, (3)	5.300%	2/11/21	AA	1,753,955

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,454,356

1,900	JPMorgan Chase & Company	4.500%	1/24/22	A+	2,082,250

4,665	JPMorgan Chase & Company, (3)	3.200%	1/25/23	A+	4,657,448
21,785	Total Diversified Financial Services				24,615,180
	Diversified Telecommunication Services – 1.0%

2,250	AT&T, Inc.	5.550%	8/15/41	A	2,480,087

2,438	Verizon Communications	8.750%	11/01/18	A	3,278,696
4,688	Total Diversified Telecommunication Services				5,758,783
	Electric Utilities – 0.7%

1,615	Exelon Generation Co. LLC, 144A	4.250%	6/15/22	BBB+	1,699,238

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$2,100	Ohio Power Company	6.000%	6/01/16	A–	$2,404,382
3,715	Total Electric Utilities				4,103,620
	Energy Equipment & Services – 1.3%

2,000	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	A–	2,510,794

2,765	Ensco PLC	4.700%	3/15/21	BBB+	3,087,156

1,735	Nabors Industries Inc., (3)	5.000%	9/15/20	BBB	1,850,511
6,500	Total Energy Equipment & Services				7,448,461
	Food Products – 0.3%

1,225	Kraft Foods Inc.	6.500%	8/11/17	Baa2	1,479,121
	Health Care Providers & Services – 1.3%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	2,849,878

2,250	UnitedHealth Group Incorporated, (3)	3.875%	10/15/20	A	2,467,861

1,600	Wellpoint Inc.	4.650%	1/15/43	A–	1,599,562
6,815	Total Health Care Providers & Services				6,917,301
	Independent Power Producers & Energy Traders – 0.3%

1,560	Constellation Energy Group	5.150%	12/01/20	BBB+	1,781,214
	Insurance – 2.7%

1,000	AFLAC Insurance	6.450%	8/15/40	A–	1,255,183

1,500	American International Group, Inc.	8.250%	8/15/18	A–	1,943,270

2,000	Berkshire Hathaway Inc.	2.200%	8/15/16	AA+	2,095,952

2,305	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	2,749,810

1,370	Lincoln National Corporation, (3)	4.200%	3/15/22	A–	1,487,090

4,038	Prudential Covered Trust, 144A	2.997%	9/30/15	A	4,209,602

1,000	Swiss Re Treasury US Corporation, 144A, (3)	4.250%	12/06/42	AA–	966,152
13,213	Total Insurance				14,707,059
	Media – 3.8%

1,845	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,184,200

2,125	CBS Corporation, (3)	4.850%	7/01/42	BBB	2,066,584

1,850	DIRECTV Holdings LLC, (3)	3.550%	3/15/15	BBB	1,936,611

1,640	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	1,874,858

1,460	Discovery Communications Inc., (3)	5.050%	6/01/20	BBB	1,686,209

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,851,114

1,560	NBC Universal Media LLC	4.450%	1/15/43	A–	1,539,611

2,420	News America Holdings Inc.	6.650%	11/15/37	BBB+	2,989,571

2,500	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,665,505

2,075	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,150,634
18,935	Total Media				20,944,897
	Metals & Mining – 3.7%

2,965	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	3,070,581

1,805	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	1,793,574

2,000	ArcelorMittal, (3)	6.750%	2/25/22	BB+	2,185,728

3,000	BHP Billiton Finance Limited, (3)	3.250%	11/21/21	A+	3,169,146

1,230	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,222,630

2,625	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,642,892

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$3,000	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	$2,935,998

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,322,188

1,940	Vale Overseas Limited	4.625%	9/15/20	A–	2,054,714
19,815	Total Metals & Mining				20,397,451
	Oil, Gas & Consumable Fuels – 3.3%

1,385	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,653,153

2,825	Apache Corporation	4.250%	1/15/44	A–	2,680,538

1,820	Cenovus Energy Inc., (3)	4.450%	9/15/42	BBB+	1,781,913

2,500	EOG Resources Inc.	4.100%	2/01/21	A–	2,820,805

1,685	Marathon Petroleum Corporation	6.500%	3/01/41	BBB	2,095,082

2,385	Petrobras International Finance Company	5.375%	1/27/21	A3	2,573,398

1,690	Rowan Companies Inc.	5.400%	12/01/42	BBB–	1,687,406

1,455	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	1,537,724

1,275	SunCor Energy Inc., (3)	6.100%	6/01/18	BBB+	1,542,271
17,020	Total Oil, Gas & Consumable Fuels				18,372,290
	Paper & Forest Products – 0.4%

2,000	Celulosa Arauco Y Constitucion	5.625%	4/20/15	BBB	2,138,610
	Pharmaceuticals – 1.3%

1,100	AbbVie Inc., 144A	2.900%	11/06/22	A+	1,100,991

1,830	Merck & Company Inc.	2.250%	1/15/16	AA	1,910,935

2,000	Watson Pharmaceuticals Inc.	3.250%	10/01/22	BBB	2,027,378

2,020	Zoetis Incorporated, 144A	3.250%	2/01/23	Baa2	2,048,448
6,950	Total Pharmaceuticals				7,087,752
	Road & Rail – 0.6%

1,785	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	1,771,787

1,500	Union Pacific Corporation	5.750%	11/15/17	A–	1,790,328
3,285	Total Road & Rail				3,562,115
	Semiconductors & Equipment – 0.4%

1,040	Applied Materials Inc., (3)	4.300%	6/15/21	A–	1,158,473

1,250	Intel Corporation	4.800%	10/01/41	A+	1,320,259
2,290	Total Semiconductors & Equipment				2,478,732
	Specialty Retail – 0.3%

1,750	Staples Inc., (3)	4.375%	1/12/23	BBB	1,765,740
	Thrifts & Mortgage Finance – 0.4%

1,780	WEA Finance LLC, 144A	4.625%	5/10/21	A2	1,985,424
	Tobacco – 0.6%

1,895	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	2,298,250

1,215	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,201,263
3,110	Total Tobacco				3,499,513
	Transportation Infrastructure – 0.7%

2,450	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	2,687,753

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,015,787
3,450	Total Transportation Infrastructure				3,703,540

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Agency – 0.7%

$3,580	Federal National Mortgage Association	1.000%	9/23/13	Aaa	$3,594,546
	Wireless Telecommunication Services – 0.9%

2,405	American Tower Company	5.050%	9/01/20	Baa3	2,669,786

2,200	Vodafone Group PLC	1.500%	2/19/18	A–	2,194,326
4,605	Total Wireless Telecommunication Services				4,864,112
$182,766	Total Corporate Bonds (cost $188,255,636)				199,108,486

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 1.2%

	Capital Markets – 0.2%

$1,165	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$980,056
	Commercial Banks – 0.4%

2,220	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	2,227,770
	Insurance – 0.6%

1,650	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	1,695,375

1,530	ZFS Finance USA Trust V	6.500%	5/09/37	A	1,637,100
3,180	Total Insurance				3,332,475
$6,565	Total $1,000 Par (or similar) Institutional Structures (cost $5,978,384)				6,540,301

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value
	MUNICIPAL BONDS – 1.2%

	Illinois – 0.7%

$3,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A2	$4,304,812
	Nevada – 0.5%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,687,950
$6,235	Total Municipal Bonds (cost $6,235,000)				6,992,762

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 12.1%

$3,500	Fannie Mae Notes	0.750%	12/19/14	Aaa	$3,527,800

6,000	Fannie Mae Notes	1.090%	4/04/16	Aaa	6,000,288

6,000	Fannie Mae Notes	0.950%	5/17/16	Aaa	6,005,316

3,160	Fannie Mae Notes	1.250%	9/28/16	Aaa	3,236,396

4,595	Federal National Mortgage Association	2.375%	7/28/15	Aaa	4,808,231

520	Freddie Mac Reference Notes, (3)	2.000%	8/25/16	Aaa	545,755

11,100	Freddie Mac Reference Notes, (3)	5.000%	2/16/17	Aaa	12,937,239

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,461,795

60	Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	61,711

100	U.S. Treasury Bonds	4.250%	11/15/13	Aaa	102,543

1,375	U.S. Treasury Bonds	2.375%	2/28/15	Aaa	1,430,698

410	U.S. Treasury Bonds	4.750%	2/15/41	Aaa	544,531

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$180	U.S. Treasury Bonds	3.125%	2/15/42	Aaa	$180,900

16,685	U.S. Treasury Notes	0.250%	2/28/14	Aaa	16,698,682

1,845	U.S. Treasury Notes	3.125%	5/15/21	Aaa	2,077,500

1,975	U.S. Treasury Notes	2.000%	11/15/21	Aaa	2,036,719

3,000	U.S. Treasury Notes	2.000%	2/15/22	Aaa	3,084,141

1,710	U.S. Treasury Notes, (3)	1.625%	11/15/22	Aaa	1,679,675
$64,270	Total U.S. Government and Agency Obligations (cost $66,438,056)				67,419,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.4%

$1,814	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,962,310

2,043	Ally Auto Receivables Trust 2011-3	0.970%	8/17/15	Aaa	2,048,341

4,415	AmeriCold LLC Trust, Series 2010	2.500%	1/14/29	AAA	4,410,170

1	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Serioes 1997-3	6.960%	3/25/27	A1	1,391

4,340	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,506,192

492	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (3)	5.205%	12/11/49	AAA	498,035

4,895	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	Aaa	5,010,126

2	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AA	2,052

4,440	Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	4,735,692

5,200	Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	5,613,026

3,986	Fannie Mae Mortgage Pool AB5004, (WI/DD)	3.500%	4/01/27	Aaa	4,244,803

1,960	Fannie Mae Mortgage Pool AD0706	2.304%	3/01/38	Aaa	2,082,058

4,260	Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	4,596,081

2,228	Fannie Mae Mortgage Pool AE0058	2.356%	7/01/36	Aaa	2,366,388

5,089	Fannie Mae Mortgage Pool AE0217, (WI/DD)	4.500%	8/01/40	Aaa	5,482,648

7,144	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	7,548,676

1,594	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,700,297

4,654	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	4,963,597

2,142	Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	2,311,712

4,956	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	5,287,523

6,088	Fannie Mae Mortgage Pool AJ7547	4.000%	1/01/42	Aaa	6,495,152

4,853	Fannie Mae Mortgage Pool AJ9355, (WI/DD)	3.000%	1/01/27	Aaa	5,107,486

2,504	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	2,705,476

3,869	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	4,074,685

8,319	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	8,639,288

5,450	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	5,835,884

675	Fannie Mae Mortgage Pool 725111	2.370%	9/01/33	Aaa	723,395

2,060	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	2,240,402

3,180	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	3,392,951

436	Fannie Mae Mortgage Pool 848390	1.985%	12/01/35	Aaa	457,594

2,664	Fannie Mae Mortgage Pool 879906	2.953%	10/01/33	Aaa	2,857,495

944	Fannie Mae Mortgage Pool 886034	2.763%	7/01/36	Aaa	1,010,141

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,565	Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	$3,877,870

826	Fannie Mae Mortgage Pool 995949	2.506%	9/01/36	Aaa	876,191

8	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	8,603

1,661	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-52 NF	0.600%	6/25/23	Aaa	1,666,888

6,040	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.500%	TBA	Aaa	6,507,157

3,690	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	4.000%	TBA	Aaa	3,933,886

3,950	Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.500%	TBA	Aaa	4,161,080

8	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	9,451

19	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	21,076

2,172	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	2,317,452

956	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.699%	2/15/19	Aaa	961,764

182	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	Aaa	181,811

129	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	Aaa	128,783

4,865	Fifth Third Auto Trust, Series 2013 A A3	0.610%	9/15/17	AAA	4,864,382

2,410	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.677%	10/18/54	AAA	2,438,237

5,152	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	5,437,471

12,155	Freddie Mac Gold Pool C09029	3.000%	3/01/43	Aaa	12,492,066

3,908	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	4,232,393

4,525	Freddie Mac Gold Pool J13711	3.500%	12/01/25	Aaa	4,774,136

488	Freddie Mac Gold Pool 786281	2.521%	1/01/28	Aaa	524,205

438	Freddie Mac Gold Pool 847161	2.349%	5/01/31	Aaa	467,916

512	Freddie Mac Gold Pool 847190	2.317%	4/01/29	Aaa	547,390

1,683	Freddie Mac Gold Pool 847209	2.270%	10/01/30	Aaa	1,794,696

1,254	Freddie Mac Gold Pool 847210	2.335%	9/01/33	Aaa	1,342,767

2,346	Freddie Mac Gold Pool 848282	2.426%	1/01/38	Aaa	2,490,677

1,675	Freddie Mac Mortgage Pool, Various A96544	3.500%	1/01/41	Aaa	1,763,570

1,435	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,486,460

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.788%	8/10/45	A1	5,721,350

5,665	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	6,099,589

3,750	GraceChurch Card PLC. Series 2012-1A.	0.899%	2/15/17	AAA	3,788,018

16	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1996-9	7.200%	1/15/28	AAA	16,024

4,600	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1 A1	0.898%	1/15/44	AAA	4,604,600

3,485	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,631,851

1,642	Mercedes Benz Auto Receivables Trust 2011-1	0.850%	3/16/15	Aaa	1,644,775

2,442	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,368,726

3,200	OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,682,563

1,942	RBSSP Resecuritization Trust 2010-10	0.330%	9/26/36	N/R	1,773,055

796	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	801,321

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,674	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.049%	10/14/14	Aaa	$2,680,500

213	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.690%	8/25/34	Ba3	209,377

847	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	897,704

4,834	U.S. Small Business Administration Guaranteed Participating Securities, Partificpation Certificates, Series 2010-P10B	3.215%	9/10/20	Aaa	4,993,779

4,205	UBS_Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	AAA	4,189,849

4,329	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,681,593

6,000	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	4.004%	9/13/28	AAA	6,658,404

1,427	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.279%	6/15/20	Aaa	1,406,560

3,572	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	3,571,445

2,900	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	2,920,135

164	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2003-J	4.424%	10/25/33	AA+	164,481

3,220	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/15/44	Aaa	3,631,152

4,580	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C12 A2	2.072%	3/15/48	AAA	4,728,101
$244,252	Total Asset-Backed Securities (cost $251,902,230)				257,084,397

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.3%

	Mexico – 0.3%

$1,400	United Mexican States	5.625%	1/15/17	Baa1	$1,610,000
$1,400	Total Sovereign Debt (cost $1,387,694)				1,610,000

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.3%

	Money Market Funds – 13.3%

73,580,762	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (6), (7)				$73,580,762
	Total Investments Purchased with Collateral from Securities Lending (cost $73,580,762)				73,580,762

Shares	Description (1)	Coupon			Value
	SHORT-TERM INVESTMNETS – 4.7%

	Money Market Funds – 4.7%

25,817,958	First American Treasury Obligations Fund, Class Z	0.000%(6)			$25,817,958
	Total Short-Term Investments (cost $25,817,958)				25,817,958
	Total Investments (cost $619,595,720) – 115.1%				638,154,586
	Other Assets Less Liabilities – (15.1)%				(83,782,890)
	Net Assets – 100%				$554,371,696

46	Nuveen Investments

Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(275)	6/13	$(60,624,610)	$(6,253)
U.S. Treasury 5-Year Note	Long	227	6/13	28,160,414	46,450
U.S. Treasury 10-Year Note	Long	138	6/13	18,213,844	96,394
U.S. Treasury Long Bond	Short	(62)	6/13	(8,957,062)	(122,249)
U.S. Treasury Ultra Bond	Short	(77)	6/13	(12,134,719)	(32,056)
				$(35,342,133)	$(17,714)
*	Total Notional Value of Long and Short positions were $46,374,258 and $(81,716,391), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$199,108,486	$—	$199,108,486
$1,000 Par (or similar) Institutional Structures	—	6,540,301	—	6,540,301
Municipal Bonds	—	6,992,762	—	6,992,762
U.S. Government and Agency Obligations	—	67,419,920	—	67,419,920
Asset-Backed and Mortgage-Backed Securities	—	257,084,397	—	257,084,397
Sovereign Debt	—	1,610,000	—	1,610,000
Investments Purchased with Collateral from Securities Lending	73,580,762	—	—	73,580,762
Short-Term Investments:
Money-Market Funds	25,817,958	—	—	25,817,958
Derivatives:
Futures Contracts*	(17,714)	—	—	(17,714)
Total	$99,381,006	$538,755,866	$—	$638,136,872
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $619,595,720.

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2013

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$20,360,965
Depreciation	(1,802,099)
Net unrealized appreciation (depreciation) of investments	$18,558,866

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $71,953,751.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

N/A	Not applicable.

N/R	Not rated.

MDR	Denotes investment is subject to dollar roll transactions.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 46.2%

	Aerospace & Defense – 0.1%

$500	Bombardier Inc., 144A	4.250%	1/15/16	BB	$518,750
	Airlines – 0.7%

2,540	Delta Air Lines Pass-Through Certificates Series 2012-1A	4.750%	5/07/20	A–	2,749,550

2,332	Delta Airlines, (3)	5.300%	4/15/19	A–	2,576,673

1,394	US Airways Pass-Through Trust, Pass Through Certificates, Series 2001	7.076%	3/20/21	BBB–	1,505,396
6,266	Total Airlines				6,831,619
	Auto Components – 0.3%

1,500	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,526,250

1,000	TRW Automotive Inc., 144A	8.875%	12/01/17	BBB–	1,091,250
2,500	Total Auto Components				2,617,500
	Automobiles – 1.0%

400	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B1	438,500

2,700	Daimler Finance NA LLC, 144A	1.250%	1/11/16	A–	2,709,248

1,000	General Motors Corporation, 144A, (3)	4.750%	8/15/17	BB	1,042,929

1,710	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB–	1,923,750

3,360	Volkswagen International Finance NV, 144A	1.625%	3/22/15	A–	3,402,235
9,170	Total Automobiles				9,516,662
	Beverages – 1.3%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,542,283

1,500	Constellation Brands Inc.	8.375%	12/15/14	BB+	1,659,375

2,560	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	Baa1	2,699,389

2,000	Heineken NV, 144A, (3)	1.400%	10/01/17	BBB+	1,990,906

2,700	SABMiller Holdings Inc., 144A	1.850%	1/15/15	BBB+	2,743,529
10,995	Total Beverages				11,635,482
	Biotechnology – 0.5%

2,000	Genentech Inc.	4.750%	7/15/15	AA	2,179,036

2,000	STHI Holding Corporation, 144A	8.000%	3/15/18	B	2,185,000
4,000	Total Biotechnology				4,364,036
	Building Products – 0.3%

750	Hanson Limited	6.125%	8/15/16	BB+	827,745

2,000	Masco Corporation	6.125%	10/03/16	BBB–	2,233,408
2,750	Total Building Products				3,061,153
	Capital Markets – 3.1%

1,225	Credit Suisse New York	5.500%	5/01/14	A+	1,288,754

2,000	E*Trade Financial Corporation	6.750%	6/01/16	B2	2,155,000

13,300	Goldman Sachs Group, Inc., (3)	3.625%	2/07/16	A	14,124,507

2,645	Morgan Stanley	4.100%	1/26/15	A	2,761,446

3,000	Morgan Stanley	1.750%	2/25/16	A	3,023,361

2,250	Nomura Holdings Incorporated	2.000%	9/13/16	BBB+	2,244,481

2,252	UBS AG Stamford	1.301%	1/28/14	A	2,263,321

582	UBS AG Stamford	3.875%	1/15/15	A	614,409
27,254	Total Capital Markets				28,475,279

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 1.0%

$2,000	Dow Chemical Company	2.500%	2/15/16	BBB	$2,081,440

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,299,197

1,875	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	2,003,513

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,760,618
8,840	Total Chemicals				9,144,768
	Commercial Banks – 5.1%

5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	5,252,000

800	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	820,000

3,305	Bank of Nova Scotia, (3)	1.375%	12/18/17	Aa2	3,304,980

3,615	Barclays Bank PLC	5.000%	9/22/16	A+	4,060,220

2,315	BB&T Corporation	3.200%	3/15/16	A+	2,461,831

1,300	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A2	1,381,250

2,000	CIT Group Inc., 144A	4.750%	2/15/15	BB–	2,095,000

2,000	Credit Agricole SA, 144A, (3)	3.000%	10/01/17	A+	2,072,024

3,735	Deutsche Bank London	3.250%	1/11/16	A+	3,958,469

1,550	Fifth Third Bancorp.	3.625%	1/25/16	A–	1,656,956

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,598,445

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,918,018

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,114,800

1,000	Rabobank Nederland Utrec	3.375%	1/19/17	Aa2	1,070,614

1,400	Rabobank Nederland	3.200%	3/11/15	Aa2	1,461,869

2,500	Regions Financial Corporation	7.750%	11/10/14	BBB–	2,756,200

2,000	Royal Bank of Scotland Group PLC	2.550%	9/18/15	A	2,055,578

2,000	Wells Fargo & Company, (3)	1.500%	7/01/15	AA–	2,033,046

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	4,060,330
44,535	Total Commercial Banks				47,131,630
	Commercial Services & Supplies – 0.5%

3,000	International Lease Finance Corporation, (3)	4.875%	4/01/15	BBB–	3,146,250

1,815	Waste Management Inc.	2.600%	9/01/16	BBB	1,902,528
4,815	Total Commercial Services & Supplies				5,048,778
	Computers & Peripherals – 0.6%

3,510	Hewlett Packard Company	3.000%	9/15/16	A–	3,633,082

2,000	Seagate HDD Cayman	7.750%	12/15/18	BB+	2,192,500
5,510	Total Computers & Peripherals				5,825,582
	Construction & Engineering – 0.4%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,013,925

2,665	Caterpillar Financial Services Corporation	1.100%	5/29/15	A	2,695,442
3,665	Total Construction & Engineering				3,709,367
	Consumer Finance – 1.1%

1,000	Ally Financial Inc.	4.625%	6/26/15	BB–	1,046,294

505	Ally Financial Inc.	5.500%	2/15/17	BB–	546,280

1,635	American Express Credit Corporation	1.750%	6/12/15	A+	1,670,612

2,405	American Express Credit Corporation	2.800%	9/19/16	A+	2,546,501

2,000	American Honda Finance Limited, 144A	1.450%	2/27/15	A+	2,027,270

2,050	Capital One Financial Corporation	6.150%	9/01/16	BBB+	2,356,639
9,595	Total Consumer Finance				10,193,596

50	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.1%

$1,000	Reynolds Group	7.875%	8/15/19	B+	$1,102,500
	Diversified Financial Services – 5.7%

12,510	Bank of America Corporation	4.500%	4/01/15	A	13,255,884

12,390	Citigroup Inc.	4.587%	12/15/15	A	13,430,369

2,000	Ford Motor Credit Company	2.750%	5/15/15	Baa3	2,041,528

9,930	General Electric Capital Corporation	2.300%	4/27/17	AA+	10,276,061

1,675	ING Bank NV, 144A	4.000%	3/15/16	A+	1,794,763

4,500	JPMorgan Chase & Company	5.150%	10/01/15	A	4,926,668

4,500	JPMorgan Chase & Company	3.150%	7/05/16	A+	4,771,283

2,970	National Rural Utilities Cooperative Finance Corporation	1.900%	11/01/15	A+	3,053,490
50,475	Total Diversified Financial Services				53,550,046
	Diversified Telecommunication Services – 1.0%

2,195	AT&T, Inc., (3)	0.900%	2/12/16	A	2,193,512

2,500	British Telecommunications PLC	2.000%	6/22/15	BBB	2,557,723

2,000	Qwest Corporation, (3)	7.500%	10/01/14	BBB–	2,179,928

2,500	Verizon Communications	2.000%	11/01/16	A	2,580,140
9,195	Total Diversified Telecommunication Services				9,511,303
	Electronic Equipment & Instruments – 0.2%

1,410	Tyco Electronics Group. SA	1.600%	2/03/15	BBB+	1,426,716
	Energy Equipment & Services – 1.2%

1,000	Cameron International Corporation, (3)	1.600%	4/30/15	BBB+	1,009,280

3,000	Ensco PLC	3.250%	3/15/16	BBB+	3,195,363

1,825	Noble Holding International Limited	3.450%	8/01/15	A–	1,911,396

2,000	Pacific Drilling SA	8.250%	2/23/15	N/R	2,080,000

3,100	Transocean Inc.	4.950%	11/15/15	BBB–	3,354,157
10,925	Total Energy Equipment & Services				11,550,196
	Food & Staples Retailing – 0.1%

1,000	Supervalu Inc.	8.000%	5/01/16	B–	1,040,000
	Food Products – 0.8%

2,000	Kellogg Company	1.125%	5/15/15	BBB+	2,018,838

2,270	Kraft Foods Inc.	6.500%	8/11/17	Baa2	2,740,902

3,000	Sara Lee Corporation	2.750%	9/15/15	BBB	3,097,488
7,270	Total Food Products				7,857,228
	Gas Utilities – 0.1%

1,246	Suburban Propane Partners LP	7.500%	10/01/18	BB–	1,351,910
	Health Care Equipment & Supplies – 0.2%

2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	2,243,054
	Health Care Providers & Services – 1.8%

2,560	Covidien International Finance SA	1.350%	5/29/15	A	2,596,856

3,500	Express Scripts Holding Company, 144A	3.500%	11/15/16	BBB+	3,770,627

1,000	HCA Inc.	8.500%	4/15/19	BB+	1,103,750

2,000	Health Management Associates, Inc.	6.125%	4/15/16	BB+	2,195,000

1,500	HealthSouth Corporation, (3)	8.125%	2/15/20	BB–	1,653,750

1,650	Quest Diagnostics Inc.	5.450%	11/01/15	BBB+	1,818,765

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$1,945	UnitedHealth Group Incorporated	0.850%	10/15/15	A	$1,950,895

1,750	Wellpoint Inc., (3)	1.875%	1/15/18	A–	1,772,414
15,905	Total Health Care Providers & Services				16,862,057
	Hotels, Restaurants & Leisure – 1.0%

2,000	CityCenter Holdings Finance	7.625%	1/15/16	BB–	2,147,500

2,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,127,500

2,600	Wynn Las Vegas LLC Corporation	7.875%	11/01/17	BBB–	2,788,500

1,750	Wynn Las Vegas LLC Corporation, (3)	7.750%	8/15/20	BBB–	1,962,188
8,350	Total Hotels, Restaurants & Leisure				9,025,688
	Independent Power Producers & Energy Traders – 0.7%

2,000	AES Corporation	9.750%	4/15/16	BB	2,385,000

2,000	RRI Energy Inc.	7.625%	6/15/14	B+	2,130,000

1,643	RRI Energy Inc., (3)	7.875%	6/15/17	B+	1,831,945
5,643	Total Independent Power Producers & Energy Traders				6,346,945
	Industrial Conglomerates – 0.2%

1,350	Calpine Corporation	7.250%	10/15/17	BB	1,431,000
	Insurance – 2.1%

3,380	AFLAC Insurance	2.650%	2/15/17	A–	3,553,465

1,736	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	2,064,467

4,945	American International Group, Inc.	4.875%	9/15/16	A–	5,502,845

2,000	Hartford Financial Services Group Inc.	4.000%	3/30/15	BBB	2,113,704

2,000	Lincoln National Corporation	4.300%	6/15/15	A–	2,141,602

3,800	Prudential Covered Trust, 144A	2.997%	9/30/15	A	3,961,979
17,861	Total Insurance				19,338,062
	IT Services – 0.3%

2,500	Computer Sciences Corporation, (3)	2.500%	9/15/15	BBB	2,567,460
	Life Sciences Tools & Services – 0.3%

1,250	Thermo Fischer Scientific Inc.	3.200%	5/01/15	A–	1,306,245

1,745	Thermo Fischer Scientific Inc.	2.250%	8/15/16	A–	1,806,792
2,995	Total Life Sciences Tools & Services				3,113,037
	Media – 1.9%

1,570	DIRECTV Holdings LLC	3.550%	3/15/15	BBB	1,643,503

2,000	DIRECTV Holdings LLC	3.125%	2/15/16	BBB	2,099,242

1,620	LIN Television Corporation	8.375%	4/15/18	B	1,763,775

4,000	NBC Universal Media LLC	3.650%	4/30/15	A–	4,237,012

1,000	News America Holdings Inc.	5.300%	12/15/14	BBB+	1,076,067

1,000	TCM Sub LLC	3.550%	1/15/15	A–	1,039,540

1,025	Time Warner Cable Inc.	8.250%	2/14/14	BBB	1,090,353

1,500	Virgin Media Finance PLC	8.375%	10/15/19	BB+	1,676,250

2,140	Vivendi SA	2.400%	4/10/15	BBB	2,182,203

500	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB	551,875
16,355	Total Media				17,359,820
	Metals & Mining – 2.5%

2,000	APERAM, 144A	7.375%	4/01/16	B+	2,015,000

3,680	ArcelorMittal, (3)	4.250%	3/01/16	BB+	3,814,107

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$760	BHP Billiton Finance Limited	1.000%	2/24/15	A+	$767,346

2,500	Cliffs Natural Resources Inc., (3)	3.950%	1/15/18	BBB–	2,510,075

1,500	Evraz Group S.A, 144A	8.250%	11/10/15	BB–	1,660,500

2,155	Freeport McMoRan Copper & Gold, Inc., (3)	1.400%	2/13/15	BBB	2,170,609

1,735	Rio Tinto Finance USA PLC, (3)	1.625%	8/21/17	A–	1,750,424

2,000	Teck Resources Limited	3.850%	8/15/17	BBB	2,150,900

2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB	2,105,000

1,175	Vale Overseas Limited	6.250%	1/11/16	A–	1,313,907

2,500	Xstrata Finance Canada Limited, 144A, (3)	3.600%	1/15/17	BBB+	2,629,700
22,005	Total Metals & Mining				22,887,568
	Multiline Retail – 0.4%

3,397	Macy’s Retail Holdings Inc.	5.900%	12/01/16	BBB	3,946,706
	Multi-Utilities – 0.5%

1,500	Duke Energy Corporation	3.950%	9/15/14	BBB+	1,569,179

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,769,993
4,165	Total Multi-Utilities				4,339,172
	Oil, Gas & Consumable Fuels – 4.3%

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,193,612

2,505	BP Capital Markets PLC	2.248%	11/01/16	A	2,606,147

2,000	El Paso Pipeline Partners Operating Company LLC	4.100%	11/15/15	BBB–	2,146,480

3,000	Enterprise Products Operating LP	5.600%	10/15/14	BBB+	3,215,850

1,500	Kinder Morgan Finance Company ULC, (3)	5.700%	1/05/16	BB	1,630,997

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,205,347

3,275	MidAmerican Energy Company	4.650%	10/01/14	A2	3,482,383

1,500	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	1,650,000

2,685	Petrobras International Finance Company	2.875%	2/06/15	A3	2,740,749

2,500	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,797,363

4,345	Phillips 66, (3)	2.950%	5/01/17	Baa1	4,604,792

2,000	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	2,200,000

1,852	Sabine Pass LNG LP, (3)	7.500%	11/30/16	BB+	2,046,460

1,180	Shell International Finance BV	3.250%	9/22/15	Aa1	1,259,360

2,545	Total Capital SA	2.300%	3/15/16	Aa1	2,655,010

2,515	TransCanada Pipelines Limited	0.750%	1/15/16	A–	2,511,954
37,402	Total Oil, Gas & Consumable Fuels				39,946,504
	Pharmaceuticals – 0.9%

2,000	AbbVie Inc., 144A	1.200%	11/06/15	A+	2,015,538

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,759,217

2,000	Watson Pharmaceuticals Inc.	1.875%	10/01/17	BBB	2,023,324

1,000	Zoetis Incorporated, 144A	1.150%	2/01/16	Baa2	1,002,664
8,600	Total Pharmaceuticals				8,800,743
	Real Estate Investment Trust – 1.6%

2,000	DuPont Fabros Technology LP	8.500%	12/15/17	Ba1	2,150,000

1,500	FelCor Lodging LP	6.750%	6/01/19	B2	1,627,500

2,000	First Industrial Realty Trust	5.950%	5/15/17	BB	2,169,882

3,395	Health Care REIT Inc.	3.625%	3/15/16	BBB	3,596,945

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$750	Omega Healthcare Investors Inc.	6.750%	10/15/22	BBB–	$826,875

2,000	Simon Property Group, L.P.	4.200%	2/01/15	A–	2,109,778

2,000	Ventas Realty LP	3.125%	11/30/15	BBB+	2,114,124
13,645	Total Real Estate Investment Trust				14,595,104
	Road & Rail – 0.2%

2,000	Avis Budget Car Rental, (3)	8.250%	1/15/19	B+	2,217,500
	Semiconductors & Equipment – 0.3%

2,000	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	2,195,000

1,000	National Semiconductor Corporation	3.950%	4/15/15	A+	1,068,105
3,000	Total Semiconductors & Equipment				3,263,105
	Specialty Retail – 0.3%

2,440	Home Depot, Inc.	5.400%	3/01/16	A–	2,762,766
	Tobacco – 0.7%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,059,960

3,000	Lorillard Tobacco	2.300%	8/21/17	Baa2	3,024,342

1,860	Reynolds American Inc.	1.050%	10/30/15	Baa2	1,860,657
6,860	Total Tobacco				6,944,959
	Trading Companies & Distributors – 0.1%

1,000	GATX Corporation	4.750%	5/15/15	BBB	1,061,065
	Transportation Infrastructure – 0.2%

2,000	Penske Truck Leasing, 144A	3.125%	5/11/15	BBB+	2,069,374
	Wireless Telecommunication Services – 0.5%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,057,344

2,000	Crown Castle Towers LLC	4.523%	1/15/15	A2	2,124,634
4,000	Total Wireless Telecommunication Services				4,181,978
$406,389	Total Corporate Bonds (cost $419,346,552)				430,767,768

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 3.5%

	Arizona – 0.5%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:
$2,800	2.302%, 7/01/14		No Opt. Call	AA	$2,847,712
2,000	2.828%, 7/01/15		No Opt. Call	AA	2,082,920
4,800	Total Arizona				4,930,632
	California – 0.5%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	A1	1,188,849

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Taxable Second Series 2011E:
1,000	1.507%, 5/01/13		No Opt. Call	A+	1,001,090
2,640	2.021%, 5/01/14		No Opt. Call	A+	2,674,162
4,655	Total California				4,864,101

54	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	Guam – 0.2%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:

$1,155	2.933%, 1/01/17		No Opt. Call	A	$1,161,318
1,190	3.301%, 1/01/18		No Opt. Call	A	1,195,224
2,345	Total Guam				2,356,542
	Massachusetts – 0.4%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 3011B:
3,260	1.910%, 7/01/14		No Opt. Call	A	3,285,363
400	3.230%, 7/01/15		No Opt. Call	A	416,756
3,660	Total Massachusetts				3,702,119
	Michigan – 0.1%

870	Wayne County, Michigan, General Obligation Bonds, Taxable Notes Series 2011, 5.000%, 9/15/13		No Opt. Call	BBB+	872,532
	Minnesota – 0.4%

4,000	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Taxable Series 2011A, 2.643%, 3/01/14		No Opt. Call	A	4,071,920
	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,687,950
	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,613,252
	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16		No Opt. Call	Baa2	1,530,255
	Texas – 0.7%

1,500	Dallas Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)		No Opt. Call	Ba2	1,502,685

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14		No Opt. Call	A+	5,062,299
6,500	Total Texas				6,564,984
$32,300	Total Municipal Bonds (cost $32,517,777)				33,194,287

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.9%

$5,000	Fannie Mae Notes	0.500%	3/30/16	Aaa	$5,005,755

15,000	Federal Home Loan Bank Bonds	1.375%	5/28/14	Aaa	15,202,440

1,800	U.S. Treasury Notes	1.375%	5/15/13	Aaa	1,802,741

380	U.S. Treasury Notes	1.875%	2/28/14	Aaa	385,923

5,000	U.S. Treasury Notes	0.250%	1/31/15	Aaa	5,001,170

55	U.S. Treasury Securities, STRIPS (P/O)	0.000%	5/15/14	Aaa	54,876
$27,235	Total U.S. Government and Agency Obligations (cost $27,404,397)				27,452,905

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.8%

$2,163	Ally Auto Receivables Trust, Asset Backed Notes, Series 2010-1	2.300%	12/15/14	AAA	$2,176,151

2,500	American Express Credit Card Trust 2012-2 A	0.680%	3/15/18	AAA	2,508,020

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,190,106

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/14/29	AAA	4,764,782

1,050	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aaa	1,057,646

215	Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9	0.430%	11/25/35	AA+	214,175

791	Amortizing Residential Collatteral Trust Series 2002-BC4 M1	1.250%	7/25/32	BBB+	741,177

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	919,534

2,997	Bayview Opportunity Master Fund Trust IIB, Series 2012-4NPL	3.475%	7/28/32	N/R	3,030,471

3,646	Bayview Opportunity Master Fund Trust, Series 2013-8NPL	3.228%	3/28/33	N/R	3,646,226

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.649%	1/16/18	AAA	5,083,112

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,454,277

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2, 144A	0.729%	2/18/20	AAA	3,024,942

3,000	Capital One Multi-Asset Execution Trust, Cards Series 2006-A11 A11	0.289%	6/17/19	AAA	2,990,385

575	CarMax Auto Owners Trust 2010-3	2.000%	5/16/16	Aaa	586,507

815	CarMax Auto Owners Trust 2013-1 A1	0.200%	2/17/14	A–1+	815,230

415	CarNow Auto Receivables Trust 2012-1A	2.090%	1/15/15	AA	414,712

3,143	CenterPoint Energy Restoration Bond Company LLC, Senior Secured System Restoration Bonds, Series 2009-1	1.833%	2/15/16	AAA	3,192,469

3,310	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	3,330,668

8,000	Chase Issuance Trust 2012-A3 A3	0.790%	6/15/17	AAA	8,041,448

4,625	Citibank Credit Card Issuance Trust 2008-A5	4.850%	4/22/15	AAA	4,638,981

4,000	CitiBank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	AAA	4,219,560

890	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	910,254

737	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	765,012

6,500	Citigroup Commercial Mortgage Trust Series 2012-GC8	1.813%	9/10/45	Aaa	6,652,484

3,493	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2010-10	4.778%	12/25/32	BBB–	3,472,446

2,235	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.330%	6/25/47	B–	2,197,735

919	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	762,532

426	Countrywide Asset-Backed Certificates Trust, Series 2005-16 2AF2	5.170%	5/25/36	Caa3	397,915

1,224	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.320%	6/25/47	AAA	1,211,743

4,250	Countrywide Asset Backed Certificates Trust, Series 2007-4 A2	5.530%	4/25/47	Caa1	4,032,196

270	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.761%	2/25/34	A	253,576

2,693	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.360%	10/25/47	AAA	2,639,433

744	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	801,856

839	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	855,658

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	2,598,410

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass-Through Certificates Series 2009-DDR1	5.730%	10/14/22	AAA	739,624

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4,000	Discover Card Master Trust Series 2013-A1	0.499%	8/17/20	AAA	$4,000,000

285	DT Auto Owner Trust, Series 2011-3A	1.400%	8/15/14	AAA	284,965

2,271	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	2,308,072

1,821	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	1,905,248

77	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BB+	77,593

2,215	Extended Stay America Trust 2013-ESFL	0.998%	12/05/31	AAA	2,215,151

4,435	Extended Stay America Trust 2013-ESFL	0.898%	12/05/31	AAA	4,438,770

1,029	Fannie Mae Mortgage Pool AD0107	4.000%	5/01/20	Aaa	1,103,394

1,779	Fannie Mae Mortgage Pool AD0486	2.353%	4/01/34	Aaa	1,888,806

1,266	Fannie Mae Mortgage Pool AD0550	2.619%	8/01/37	Aaa	1,348,443

1,397	Fannie Mae Mortgage Pool AD0706	2.304%	3/01/38	Aaa	1,484,019

2,186	Fannie Mae Mortgage Pool AE0058	2.356%	7/01/36	Aaa	2,321,718

6,639	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	6,990,882

11,654	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	12,103,566

2,048	Fannie Mae Mortgage Pool MA0648	3.500%	2/01/26	Aaa	2,171,464

2,999	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	3,180,307

108	Fannie Mae Mortgage Pool 255039	4.000%	12/01/13	Aaa	114,598

278	Fannie Mae Mortgage Pool 433988	2.216%	11/01/25	Aaa	287,720

890	Fannie Mae Mortgage Pool 535363	5.081%	12/01/31	Aaa	957,018

103	Fannie Mae Mortgage Pool 545717	2.185%	5/01/32	Aaa	109,685

18	Fannie Mae Mortgage Pool 545791	2.364%	3/01/32	Aaa	19,279

152	Fannie Mae Mortgage Pool 555369	2.356%	8/01/36	Aaa	162,038

161	Fannie Mae Mortgage Pool 625338	2.224%	6/01/31	Aaa	171,386

126	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	127,818

25	Fannie Mae Mortgage Pool 661645	2.596%	10/01/32	Aaa	26,286

173	Fannie Mae Mortgage Pool 671884	2.629%	12/01/32	Aaa	174,903

1,645	Fannie Mae Mortgage Pool 725721	2.577%	6/01/34	Aaa	1,751,463

1,032	Fannie Mae Mortgage Pool 745922	2.739%	7/01/35	Aaa	1,100,909

135	Fannie Mae Mortgage Pool 775389	2.321%	4/01/34	Aaa	137,167

1,367	Fannie Mae Mortgage Pool 795242	2.060%	7/01/34	Aaa	1,448,629

1,096	Fannie Mae Mortgage Pool 797182	2.322%	11/01/34	Aaa	1,154,215

2,151	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	2,294,281

108	Fannie Mae Mortgage Pool 838948	2.026%	8/01/35	Aaa	113,793

901	Fannie Mae Mortgage Pool 838958	2.547%	8/01/35	Aaa	962,274

1,223	Fannie Mae Mortgage Pool 841068	2.492%	11/01/34	Aaa	1,314,484

436	Fannie Mae Mortgage Pool 848390	1.985%	12/01/35	Aaa	457,594

545	Fannie Mae Mortgage Pool 886034	2.763%	7/01/36	Aaa	583,460

541	Fannie Mae Mortgage Pool 995949	2.506%	9/01/36	Aaa	573,903

1,966	Fannie Mae Mortgage STRIPS 366 25 (I/O)	5.000%	10/01/35	Aaa	184,398

1,646	Fannie Mae Multifamily REMIC Trust 2010-M6, Guaranteed Pass-Through Certificates 2010-M6 A1	2.210%	9/25/20	Aaa	1,713,045

35	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	38,888

659	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-122 AJ	4.500%	2/25/28	Aaa	662,636

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$140	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-68 QP	3.000%	7/25/22	Aaa	$140,378

686	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	704,365

1,473	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.500%	11/25/34	Aaa	1,475,207

2,890	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	2,920,385

1,210	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	6/25/19	Aaa	1,281,486

1,725	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	1,793,317

3,200	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	3,378,578

2,186	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.748%	2/25/48	Aaa	2,190,278

1,979	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	2,001,419

3,536	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	3,539,145

12	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	13,432

938	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	962,354

101	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	Aaa	101,045

41	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	Aaa	41,024

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	A	2,499,053

710	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	730,699

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,577,973

3,417	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.677%	10/18/54	AAA	3,457,394

468	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	489,053

1,039	Freddie Mac Gold Pool 780911	2.413%	10/01/33	Aaa	1,105,858

1,091	Freddie Mac Gold Pool 781296	2.368%	3/01/34	Aaa	1,158,702

240	Freddie Mac Gold Pool 786591	2.482%	12/01/26	Aaa	257,341

141	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	150,558

213	Freddie Mac Gold Pool 846946	2.352%	1/01/29	Aaa	227,615

104	Freddie Mac Gold Pool 847014	1.992%	5/01/30	Aaa	106,105

123	Freddie Mac Gold Pool 847063	2.482%	10/01/32	Aaa	131,118

970	Freddie Mac Gold Pool 847241	2.308%	10/01/30	Aaa	1,034,037

1,763	Freddie Mac Gold Pool 847331	2.251%	8/01/32	Aaa	1,872,297

108	Freddie Mac Gold Pool 847367	2.194%	6/01/31	Aaa	114,131

677	Freddie Mac Gold Pool 847652	2.308%	9/01/32	Aaa	722,830

1,956	Freddie Mac Gold Pool 848193	2.689%	3/01/36	Aaa	2,082,984

2,134	Freddie Mac Gold Pool 848282	2.426%	1/01/38	Aaa	2,264,865

229	Freddie Mac Gold Pool 972055	3.772%	4/01/30	Aaa	243,933

1,088	Freddie Mac Mortgage Pool, Various G11618	4.500%	5/01/18	Aaa	1,158,020

261	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	274,820

1,415	Freddie Mac Multi-Class Certificates 3780 FE	0.599%	12/15/20	Aaa	1,423,874

715	Freddie Mac Non Gold Participation Certificates 1L1462	2.291%	8/01/36	Aaa	753,199

1,840	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,847,207

6,998	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-ALF	2.716%	2/10/21	AAA	7,083,220

12,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.788%	8/10/45	A1	13,731,228

5,306	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/10/43	Aaa	5,699,052

58	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/10/44	Aaa	$5,355,440

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,259,035

1,842	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.172%	1/25/35	CC	411,543

715	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	747,978

122	Government National Mortgage Association Pool 8006	1.750%	7/20/22	Aaa	127,742

21	Government National Mortgage Association Pool 80106	1.750%	8/20/27	Aaa	21,594

32	Government National Mortgage Association Pool 80154	1.625%	1/20/28	Aaa	33,060

88	Government National Mortgage Association Pool 80283	1.750%	5/20/29	Aaa	92,579

157	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	164,529

49	Government National Mortgage Association Pool 80507	1.750%	4/20/31	Aaa	51,817

191	Government National Mortgage Association Pool 80535	1.750%	8/20/31	Aaa	201,046

39	Government National Mortgage Association Pool 80580	1.625%	2/20/32	Aaa	40,878

73	Government National Mortgage Association Pool 8699	1.750%	9/20/25	Aaa	76,378

83	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	86,992

57	Government National Mortgage Association Pool 8847	1.750%	4/20/26	Aaa	60,284

4,250	GraceChurch Card PLC, Series 2012-1A.	0.899%	2/15/17	AAA	4,293,087

4,284	GraceChurch Mortgage Financing PLC, Series 2011-1A	1.824%	11/20/56	AAA	4,366,323

5,000	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	5,774,120

3,750	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.927%	10/15/54	AAA	3,827,119

5,100	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1 A1	0.898%	1/15/44	AAA	5,105,100

1,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	1.340%	10/15/43	AAA	1,002,500

500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	523,125

933	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	7.220%	8/20/29	AA–	933,690

4,786	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.400%	12/25/36	Baa2	4,383,906

335	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.649%	3/25/35	BBB+	323,729

4,052	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,284,774

3,430	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,573,634

5,441	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass-Through Certificates, Series 2011-C4	1.525%	7/15/46	AAA	5,498,632

2,758	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	4.658%	12/25/35	AAA	2,828,071

1,121	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 A2	5.638%	5/12/39	AAA	1,125,494

632	Morgan Stanley ABS Capital I Inc., Mortgage Pass-Through Certificates, Series 2007-NC2	0.310%	2/25/37	B3	528,220

1,105	Morgan Stanley Capital I Inc Trust, Mortage Pass-Through Certificates, Series 2006-NC2	0.380%	2/25/36	B–	1,085,362

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,033	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	$5,155,036

244	Mortgage Asset Securitization Tranasction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	B+	251,554

1,671	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.135%	11/25/33	A+	1,580,068

2,352	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,280,996

5,000	Motel 6 Trust 2012-MTL6	1.948%	10/05/25	AAA	5,011,205

2,000	Motor Plc 12A A1C	1.286%	2/25/20	Aaa	2,006,188

1,338	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	1,353,206

1,263	National Credit Union Administration, Guaranteed Notes, Series 2011-R1	0.648%	1/08/20	Aaa	1,266,419

1,042	National Credit Union Adminstration, Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	1,110,469

1,757	Nationstar Agency Fund Trust, Series 2013-T1A FT1	5.926%	2/15/45	A	1,758,792

1,674	Newcastle Investment Trust, Manufactured Housing Contracts and Loans, Series 2010-MH1	4.500%	7/10/35	AAA	1,705,963

2,537	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/33	AAA	2,593,604

4,100	Nissan Auto Lease Trust, Series 2011-B	0.920%	2/16/15	Aaa	4,111,468

4,824	Park Place Securities Inc., Asset Backed Pass-Through Certificates Series 2005-WCH1	0.720%	1/25/36	AA	4,735,429

129	PSE&G Transition Funding LLC Bonds, Series 2001-1	6.610%	6/15/15	AAA	130,859

429	RBSSP Resecuritization Trust, Series 2009-10	0.300%	3/26/37	N/R	223,963

1,890	RBSSP Resecuritization Trust, Series 2010-10	0.330%	9/26/36	N/R	1,725,818

4,969	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.364%	10/26/36	N/R	4,676,598

3,273	Santander Drive Auto Receivables Trust, Series 2011-1	1.280%	1/15/15	Aaa	3,278,881

2,710	Santander Drive Auto Receivables Trust, Series 2011-4	2.900%	5/16/16	Aa1	2,773,788

476	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.585%	2/20/47	CCC	412,677

4,658	Sequoia Mortgage Trust, Mortgage-Pass Through Certificates, Series 2013-1 1A1	1.450%	2/25/43	Aaa	4,658,832

2,065	SMA Issuer LLC 2012-LV1	3.500%	8/20/25	Baa3	2,074,268

4,036	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.049%	10/14/14	Aaa	4,045,550

3,476	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	3,599,751

2,708	Springleaf Mortgage Loan Trust, Series 2012-3 A	1.570%	12/25/59	AAA	2,716,769

4,818	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/18/42	N/R	4,825,927

168	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.690%	8/25/34	Ba3	165,124

861	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.116%	9/25/37	BBB+	880,099

1,386	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	1,456,405

721	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-P10A	4.638%	2/10/15	Aaa	758,949

412	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	436,721

287	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	314,998

4,454	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/10/63	Aaa	4,470,709

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4,280	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/13/28	AAA	$4,511,924

2,017	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.279%	6/15/20	Aaa	1,988,095

4,465	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	4,464,306

400	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR14	2.522%	12/25/35	BBB	396,061

1,338	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.636%	10/25/36	Caa2	1,186,427

123	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-3	5.500%	3/25/36	B2	123,233

824	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	797,032

34	Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.685%	3/25/35	BBB–	35,112

8,721	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%	3/15/44	Aaa	8,888,907

5,123	Wells Fargo-RBS Commercial Mortgage Trust, Series 2012-C9	0.673%	11/15/45	Aaa	5,114,564

3,041	WF-RBS Commercial Mortage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/15/44	Aaa	3,108,627

760	World Omni Auto Receivables Trust, Series 2010-A	2.210%	5/15/15	AAA	766,305
$394,307	Total Asset-Backed and Mortgage-Backed Securities (cost $394,985,351)				399,650,757

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.4%

	National – 0.9%

8,000 CAD	Province of Ontario	3.250%	9/08/14	Aa2	$8,108,205
	Mexico – 0.5%

510 MXN	United Mexican States	9.500%	12/18/14	A–	4,492,866
	Total Sovereign Debt (cost $12,962,538)				12,601,071

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	STRUCTURED NOTES – 0.2%

$1,750	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	N/R	$1,747,721
$1,750	Total Structured Notes (cost $1,728,626)				1,747,721

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.8%

	Money Market Funds – 4.8%

44,732,611	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (6), (7)				$44,732,611
	Total Investments Purchased with Collateral from Securities Lending (cost $44,732,611)				44,732,611

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2013

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 2.4%

22,218,539	First American Treasury Obligations Fund, Class Z	0.000%(6)	$22,218,539
	Total Short-Term Investments (cost $22,218,539)		22,218,539
	Total Investments (cost $955,896,391) – 104.2%		972,365,659
	Other Assets Less Liabilities – (4.2)%		(39,209,699)
	Net Assets – 100%		$933,155,960
Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(588)	6/13	$(72,944,157)	$(180,467)
U.S. Treasury 10-Year Note	Short	(497)	6/13	(65,596,234)	(378,301)
				$(138,540,391)	$(558,768)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$430,767,768	$—	$430,767,768
Municipal Bonds	—	33,194,287	—	33,194,287
U.S. Government and Agency Obligations	—	27,452,905	—	27,452,905
Asset-Backed and Mortgage-Backed Securities	—	399,650,757	—	399,650,757
Sovereign Debt	—	12,601,071	—	12,601,071
Structured Notes	—	1,747,721	—	1,747,721
Investments Purchased with Collateral from Securities Lending	44,732,611	—	—	44,732,611
Short-Term Investments:
Money-Market Funds	22,218,539	—	—	22,218,539
Derivatives:
Futures Contracts*	(558,768)	—	—	(558,768)
Total	$66,392,382	$905,414,509	$—	$971,806,891
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

62	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $955,901,109.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$19,446,534
Depreciation	(2,981,984)
Net unrealized appreciation (depreciation) of investments	$16,464,550

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $43,572,690.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

I/O	Interest only security.

N/R	Not rated.

P/O	Principal only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

MXN	Mexican Peso

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund

March 31, 2013

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (2), (3)				$2,839

55	Dayton Superior Class 1, (3)				3,154
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 3.3%

	Capital Markets – 0.2%

47,500	Goldman Sachs Group Inc., (5), (6)	1.051%		BB+	1,115,300
	Commercial Banks – 0.9%

118,392	PNC Financial Services	6.125%		BBB	3,275,907

75,250	Regions Financial Corporation	6.375%		BB	1,921,132

14,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	329,140
	Total Commercial Banks				5,526,179
	Consumer Finance – 0.3%

83,000	Discover Financial Services	6.500%		BB	2,144,720
	Diversified Financial Services – 0.1%

28,000	Citigroup Capital Trust XI	6.000%		BB	708,960
	Insurance – 1.5%

84,500	Aspen Insurance Holdings Limited	7.401%		BBB–	2,298,400

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,979,168

100,000	Hartford Financial Services Group Inc.	7.875%		BB+	3,010,000

100,000	Reinsurance Group of America Inc.	6.200%		BBB	2,723,000
	Total Insurance				10,010,568
	Oil, Gas & Consumable Fuels – 0.2%

52,213	Nustar Logistics L.P.	7.625%		Ba2	1,399,831
	Thrifts & Mortgage Finance – 0.1%

217,000	Federal National Mortgage Association, (5)	4.513%		Ca	705,250
	Total $25 Par (or similar) Retail Structures (cost $24,103,392)				21,610,808

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 68.8%

	Aerospace & Defense – 0.3%

$2,140	Exelis, Inc.	5.550%	10/01/21	BBB+	$2,275,584
	Airlines – 1.2%

1,044	American West Airlines Pass-Through Certificates, Series 2001-1	8.057%	1/02/22	BBB	1,164,249

1,760	Delta Air Lines Pass-Through Certificates, Series 2012-1A	4.750%	5/07/20	A–	1,905,200

975	Delta Air Lines Pass-Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	1,031,063

995	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	BBB	1,124,829

2,213	United Airlines Pass-Through Trust, Series 2007	6.636%	1/02/24	Baa3	2,403,497
6,987	Total Airlines				7,628,838
	Auto Components – 0.8%

1,250	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	1,345,313

1,575	American & Axle Manufacturing Inc., (5)	6.625%	10/15/22	B	1,630,125

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Auto Components (continued)

$1,210	Dana Holding Corporation	6.500%	2/15/19	BB	$1,297,725

1,250	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,271,875
5,285	Total Auto Components				5,545,038
	Automobiles – 0.3%

1,775	Chrysler GP/CG Company, (5)	8.000%	6/15/19	B1	1,945,844
	Beverages – 0.5%

3,280	SABMiller Holdings Inc., 144A	3.750%	1/15/22	BBB+	3,510,745
	Biotechnology – 0.3%

1,795	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,961,038
	Building Products – 1.0%

2,000	Nortek Inc.	8.500%	4/15/21	B	2,220,000

1,490	Owens Corning Incorporated	4.200%	12/15/22	BBB–	1,523,893

1,250	Roofing Supply Group LLC Finance, 144A, (5)	10.000%	6/01/20	B3	1,412,500

1,000	USG Corporation	9.750%	1/15/18	B–	1,185,000
5,740	Total Building Products				6,341,393
	Capital Markets – 4.5%

1,925	E*Trade Financial Corporation	6.375%	11/15/19	B2	2,035,688

8,030	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	9,477,126

1,890	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,141,500

4,625	Morgan Stanley	6.625%	4/01/18	A	5,528,734

8,950	Morgan Stanley, (5)	4.875%	11/01/22	BBB+	9,488,002

688	UBS AG Stamford	4.875%	8/04/20	A	796,930
26,108	Total Capital Markets				29,467,980
	Chemicals – 2.5%

1,625	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB-	1,703,813

3,355	Eastman Chemical Company, (5)	3.600%	8/15/22	BBB	3,484,899

1,000	Hexion US Finance Corporation, (5)	8.875%	2/01/18	B3	1,035,000

1,915	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,222,225

1,285	Ineos Finance PLC, 144A, (5)	7.500%	5/01/20	B+	1,399,044

1,000	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB–	1,060,000

1,175	Omonva Solutions Inc.	7.875%	11/01/18	B2	1,251,375

1,285	Petrologisitics LP Finance, 144A	6.250%	4/01/20	B	1,293,031

225	Rhodia SA, 144A	6.875%	9/15/20	BBB+	254,740

750	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	810,149

1,000	Taminco Acquisition Corporation	9.125%	12/15/17	B–	1,010,000

1,130	Tronox Finance LLC, 144A, (5)	6.375%	8/15/20	BB–	1,096,100
15,745	Total Chemicals				16,620,376
	Commercial Banks – 2.8%

1,330	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,393,175

2,000	Bancolombia SA	5.950%	6/03/21	Baa2	2,250,000

1,000	BBVA Bancomer SA Texas, 144A, (5)	4.500%	3/10/16	A2	1,062,500

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	3,016,354

1,230	ING Bank NV, 144A	3.750%	3/07/17	A+	1,310,725

1,465	Rabobank Nederland	3.875%	2/08/22	Aa2	1,545,366

1,630	Royal Bank of Scotland	6.125%	12/15/22	BBB–	1,685,906

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Banks (continued)

$2,120	Russian Agricultural Bank, 144A	7.750%	5/29/18	Baa1	$2,475,100

1,425	Sovereign Bank	8.750%	5/30/18	Baa2	1,722,405

1,000	VTB Bank Capital SA, 144A	6.000%	4/12/17	BBB+	1,070,000

1,140	Wells Fargo & Company	3.450%	2/13/23	A+	1,147,661
16,700	Total Commercial Banks				18,679,192
	Commercial Services & Supplies – 1.9%

1,355	313 Group Incorporated, 144A	6.375%	12/01/19	B1	1,344,838

1,785	ARAMARK Corporation, 144A, (5)	5.750%	3/15/20	B–	1,825,163

1,000	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	952,500

1,211	Ceridian Corporation, 144A	8.875%	7/15/19	B1	1,409,301

1,450	Clean Harbors Inc., (5)	5.250%	8/01/20	BB+	1,497,125

1,220	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	1,327,860

1,025	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	1,453,765

750	GDR Holding II Corporation, 144A	10.750%	6/01/19	B	788,438

715	International Lease Finance Corporation	5.875%	4/01/19	BBB–	772,311

1,000	R.R. Donnelley & Son Company, (5)	7.625%	6/15/20	BB	1,041,250
11,511	Total Commercial Services & Supplies				12,412,551
	Communications Equipment – 0.3%

1,150	Goodman Networks Inc., 144A, (5)	12.125%	7/01/18	B	1,276,500

950	Nokia Corporation, (5)	5.375%	5/15/19	BB–	904,875
2,100	Total Communications Equipment				2,181,375
	Computers & Peripherals – 0.9%

645	Hewlett Packard Company, (5)	4.650%	12/09/21	A–	668,801

2,270	Lexmark International Group Incorporated, (5)	5.125%	3/15/20	BBB–	2,325,288

1,125	NCR Corporation, 144A	5.000%	7/15/22	BB	1,127,813

1,620	Seagate HDD Cayman, (5)	7.000%	11/01/21	BB+	1,757,700
5,660	Total Computers & Peripherals				5,879,602
	Construction & Engineering – 0.2%

1,100	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB–	1,156,650
	Construction Materials—0.1%

450	Cemex SAB de CV, 144A	9.000%	1/11/18	B+	498,375
	Consumer Finance – 1.3%

1,938	Capital One Bank	3.375%	2/15/23	Baa1	1,919,011

1,715	Discover Financial Services	5.200%	4/27/22	BBB	1,924,352

1,215	Ford Motor Credit Company	6.625%	8/15/17	Baa3	1,416,956

1,845	Ford Motor Credit Company, (5)	4.250%	9/20/22	Baa3	1,907,638

1,500	Nationstar Mortgage LLC Capital Corporation, 144A, (5)	9.625%	5/01/19	B+	1,710,000
8,213	Total Consumer Finance				8,877,957
	Containers & Packaging – 0.5%

1,350	Reynolds Group, (5)	7.125%	4/15/19	B+	1,449,563

2,000	Rock-Tenn Company, 144A	3.500%	3/01/20	BBB–	2,044,504
3,350	Total Containers & Packaging				3,494,067
	Diversified Financial Services – 4.9%

2,115	Bank of America Corporation	5.750%	12/01/17	A	2,446,332

7,400	Bank of America Corporation	5.875%	1/05/21	A	8,739,030

66	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$1,835	Citigroup Inc.	6.125%	8/25/36	BBB+	$2,098,368

300	Citigroup Inc.	6.875%	3/05/38	A	393,599

750	CNG Holdings Inc., 144A	9.375%	5/15/20	B	735,938

2,885	Countrywide Financial Corporation, 144A	6.250%	5/15/16	BBB+	3,213,408

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,334,538

1,000	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	1,017,500

5,515	JPMorgan Chase & Company	4.500%	1/24/22	A+	6,044,004

1,225	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,223,018

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,923,635
27,850	Total Diversified Financial Services				32,169,370
	Diversified Telecommunication Services – 1.8%

2,050	AT&T, Inc.	5.550%	8/15/41	A	2,259,635

2,780	Brasil Telecom SA, 144A, (5)	5.750%	2/10/22	BBB	2,905,100

1,130	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	1,183,675

1,110	Frontier Communications Corporation	8.500%	4/15/20	BB+	1,257,075

1,550	IntelSat Limited, 144A, (WI/DD)	6.750%	6/01/18	CCC+	1,596,500

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,717,290
10,980	Total Diversified Telecommunication Services				11,919,275
	Electric Utilities – 1.8%

2,030	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	2,017,649

1,485	Comision Federal de Electricidad of the United States of Mexcio, 144A	4.875%	5/26/21	Baa1	1,650,206

1,150	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B2	1,303,813

3,145	Exelon Generation Co. LLC, 144A	4.250%	6/15/22	BBB+	3,309,043

2,630	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	3,268,864
10,440	Total Electric Utilities				11,549,575
	Energy Equipment & Services – 2.3%

1,985	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	2,491,963

325	Ensco PLC	4.700%	3/15/21	BBB+	362,866

910	Gulfmark Offshore Inc., 144A	6.375%	3/15/22	BB–	946,400

1,890	Nabors Industries Inc., (5)	5.000%	9/15/20	BBB	2,015,831

750	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	798,750

1,195	Offshore Group Investment Limited, 144A, (5)	7.500%	11/01/19	B–	1,266,700

1,380	Precision Drilling Corporation, (5)	6.500%	12/15/21	Ba1	1,473,150

1,100	Seadrill Limited, 144A	5.625%	9/15/17	N/R	1,111,000

1,000	Transocean Inc., (5)	6.375%	12/15/21	BBB–	1,164,276

2,100	Transocean Inc., (5)	3.800%	10/15/22	BBB–	2,068,746

1,385	Weatherford International Limited	7.000%	3/15/38	Baa2	1,545,562
14,020	Total Energy Equipment & Services				15,245,244
	Food & Staples Retailing – 0.2%

1,250	Supervalu Inc.	8.000%	5/01/16	B–	1,300,000
	Food Products – 0.9%

1,105	JBS USA LLC, (5)	7.250%	6/01/21	BB	1,157,488

750	Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B+	731,250

750	Minerva Luxembourg SA, 144A, (5)	7.750%	1/31/23	B+	804,375

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Food Products (continued)

$1,250	Mriya Agro Holding PLC, 144A, (5)	10.950%	3/30/16	B	$1,325,000

1,790	Tyson Foods	4.500%	6/15/22	BBB	1,947,744
5,645	Total Food Products				5,965,857
	Gas Utilities – 0.2%

1,032	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,122,300

454	Suburban Propane Partners LP	7.500%	10/01/18	BB–	492,590
1,486	Total Gas Utilities				1,614,890
	Health Care Equipment & Supplies – 0.2%

1,005	Biomet Inc., 144A	6.500%	8/01/20	B–	1,066,556

250	Labco SAS, Reg S	8.500%	1/15/18	BB–	338,890
1,255	Total Health Care Equipment & Supplies				1,405,446
	Health Care Providers & Services – 1.0%

1,390	Community Health Systems, Inc.	8.000%	11/15/19	B	1,539,425

1,225	HCA Holdings Inc., (5)	7.750%	5/15/21	B–	1,365,109

1,400	Kindred Healthcare Inc., Term Loan, (5)	8.250%	6/01/19	B–	1,389,500

885	Labco SAS, 144A	8.500%	1/15/18	BB–	1,199,671

1,000	Tenet Healthcare Corporation, 144A	6.750%	2/01/20	B3	1,075,000
5,900	Total Health Care Providers & Services				6,568,705
	Hotels, Restaurants & Leisure – 0.3%

1,000	Graton Economic Development Authority, 144A	9.625%	9/01/19	B	1,120,000

775	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	848,625
1,775	Total Hotels, Restaurants & Leisure				1,968,625
	Household Durables – 0.4%

500	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC+	537,500

1,000	K. Hovnanian Enterprises Inc., 144A	9.125%	11/15/20	Caa2	1,113,750

1,000	Taylor Morrison Monarch Communities, (5)	7.750%	4/15/20	BB–	1,072,500
2,500	Total Household Durables				2,723,750
	Independent Power Producers & Energy Traders – 0.8%

2,010	Constellation Energy Group	5.150%	12/01/20	BBB+	2,295,026

1,464	GenOn Energy	9.500%	10/15/18	B	1,723,860

1,045	NRG Energy Inc.	7.875%	5/15/21	BB	1,162,563
4,519	Total Independent Power Producers & Energy Traders				5,181,449
	Insurance – 2.6%

2,475	AFLAC Insurance	6.450%	8/15/40	A–	3,106,578

2,510	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	2,984,915

2,645	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,155,422

1,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,502,204

1,055	Lincoln National Corporation	8.750%	7/01/19	A–	1,429,949

1,498	Lincoln National Corporation, (5)	4.200%	3/15/22	A–	1,626,030

840	Pacific LifeCorp.	6.000%	2/10/20	BBB+	969,193

1,830	UnumProvident Corporation, (5)	5.625%	9/15/20	BBB	2,120,873
14,223	Total Insurance				16,895,164
	Internet & Catalog Retail – 0.2%

1,275	QVC Inc., 144A	4.375%	3/15/23	BBB–	1,288,941

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	IT Services – 0.6%

$2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB	$2,539,265

1,400	First Data Corporation	6.750%	11/01/20	BB–	1,459,500
3,795	Total IT Services				3,998,765
	Machinery – 0.5%

1,000	Loxam SAS, 144A	7.375%	1/24/20	B	1,312,298

1,640	Terex Corporation	6.000%	5/15/21	B+	1,726,100
2,640	Total Machinery				3,038,398
	Marine – 0.4%

1,360	Navios Maritime Acquisition Corporation, (5)	8.625%	11/01/17	B	1,352,350

1,500	OSX Leasing BV, 144A	9.250%	3/20/15	N/R	1,488,750
2,860	Total Marine				2,841,100
	Media – 4.4%

1,000	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	970,000

1,000	Clear Channel Communications, Inc., 144A	11.250%	3/01/21	CCC+	1,025,000

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,251,202

1,935	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,212,104

750	LIN Television Corporation	8.375%	4/15/18	B	816,563

1,250	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB–	1,309,375

2,515	NBC Universal Media LLC	4.375%	4/01/21	A–	2,829,755

1,425	NBC Universal Media LLC	2.875%	1/15/23	A–	1,412,466

2,750	News America Holdings Inc.	6.650%	11/15/37	BBB+	3,397,240

1,500	SES SA, 144A, (WI/DD)	3.600%	4/04/23	BBB	1,499,955

1,515	Time Warner Cable Inc.	5.875%	11/15/40	BBB	1,615,296

1,500	Time Warner Inc.	4.750%	3/29/21	BBB	1,697,873

1,750	Time Warner Inc.	6.100%	7/15/40	BBB	2,028,994

500	UnityMedia Hessen GmBH	7.500%	3/15/19	BB–	546,875

2,306	Viacom Inc.	4.375%	3/15/43	BBB+	2,130,444

2,085	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,160,998

1,150	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba2	1,204,625
26,721	Total Media				29,108,765
	Metals & Mining – 6.1%

4,180	Alcoa Inc., (5)	5.400%	4/15/21	BBB–	4,328,846

2,690	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	2,672,972

4,305	ArcelorMittal, (5)	6.750%	2/25/22	BB+	4,704,780

750	Bumi Investment PTE Limited, 144A, (5)	10.750%	10/06/17	B	633,750

4,380	Cliffs Natural Resources Inc., (5)	4.800%	10/01/20	BBB–	4,363,917

1,000	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	1,056,250

1,100	FMG Resources, 144A, (5)	6.000%	4/01/17	BB+	1,130,250

1,000	Fosun International Limited, 144A	7.500%	5/12/16	BB+	1,052,500

1,165	Freeport McMoRan Copper & Gold, Inc., (5)	3.550%	3/01/22	BBB	1,158,019

1,225	IAMGOLD Corproation, 144A	6.750%	10/01/20	BB–	1,179,063

750	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	832,500

500	Mirabela Nickel Limited, 144A, (5)	8.750%	4/15/18	B–	456,250

2,610	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,627,790

1,250	Severstal OAO via Steel Capital, 144A	4.450%	3/19/18	Ba1	1,237,500

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Metals & Mining (continued)

$960	Taseko Mines Limited	7.750%	4/15/19	B	$967,200

1,775	Teck Resources Limited	6.125%	10/01/35	BBB	1,886,293

1,140	Teck Resources Limited	6.250%	7/15/41	BBB	1,205,835

1,000	Thompson Creek Metals Company	9.750%	12/01/17	B1	1,085,000

500	Thompson Creek Metals Company	7.375%	6/01/18	Caa2	410,000

1,050	TMK OAO Capital SA, 144A, (WI/DD)	6.750%	4/03/20	B+	1,049,685

2,410	Vale Overseas Limited	6.875%	11/10/39	A–	2,748,133

1,465	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	1,362,450

1,765	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,087,939
38,970	Total Metals & Mining				40,236,922
	Multiline Retail – 0.4%

750	J.C. Penney Company Inc.	7.950%	4/01/17	B–	706,875

1,840	Macy’s Retail Holdings Inc.	3.875%	1/15/22	BBB	1,940,676
2,590	Total Multiline Retail				2,647,551
	Oil, Gas & Consumable Fuels – 9.1%

1,250	Alpha Natural Resources Inc., (5)	6.000%	6/01/19	B+	1,153,125

740	Amerada Hess Corporation	7.125%	3/15/33	BBB	912,370

2,170	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	2,630,329

1,570	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	1,566,368

1,435	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	1,427,825

1,395	Bill Barrett Corporation	7.000%	10/15/22	BB–	1,461,263

1,225	Calumet Specialty Products	9.375%	5/01/19	B	1,372,000

1,700	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,142,797

1,360	Chesapeake Energy Corporation, (5)	9.500%	2/15/15	BB–	1,536,800

630	Crosstex Energy Finance, (5)	8.875%	2/15/18	B+	681,975

500	Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	535,000

1,140	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,151,400

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	219,787

1,400	Everest Acquisition LLC Finance, 144A, (5)	7.750%	9/01/22	B	1,547,000

1,475	Forest Oil Corporation, (5)	7.250%	6/15/19	B2	1,475,000

2,600	Gazprom OAO Via Gaz Capital SA, 144A	3.850%	2/06/20	Baa1	2,600,000

1,100	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	B3	1,215,500

1,345	Key Energy Services Inc., (5)	6.750%	3/01/21	BB–	1,402,163

600	Kinder Morgan Energy Partners LP	6.950%	1/15/38	BBB	753,127

1,000	Kodiak Oil and Gas Corporation	8.125%	12/01/19	B–	1,130,000

1,380	Linn Energy LLC Finance Corporation, 144A, (5)	6.250%	11/01/19	B	1,411,050

2,625	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	2,979,362

1,290	Martin Mid-Stream Partners LP Finance, 144A, (5)	7.250%	2/15/21	B–	1,302,900

1,325	MEG Energy Corportation, 144A	6.375%	1/30/23	BB	1,378,000

1,425	Niska Gas Storage US LLC, (5)	8.875%	3/15/18	B+	1,485,563

1,120	Noble Energy Inc.	4.150%	12/15/21	BBB	1,231,386

1,225	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	1,298,500

1,000	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	1,050,000

1,130	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,112,369

1,250	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	1,375,000

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	$1,020,000

1,770	Petrobras International Finance Company	6.875%	1/20/40	A3	2,024,317

1,275	Petro-Canada	6.800%	5/15/38	BBB+	1,662,692

500	Rosneft Oil Corporation, 144A	4.199%	3/06/22	Baa1	495,625

2,500	Sabine Pass LNG LP, 144A	6.500%	11/01/20	B1	2,631,250

1,125	Sandridge Energy Inc.	8.125%	10/15/22	B2	1,200,938

6,000	Ship Finance International Limited	6.920%	10/19/17	N/R	1,022,129

1,845	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	1,960,093

1,250	SM Energy Company	6.625%	2/15/19	BB	1,340,625

1,445	Southwestern Energy Company	4.100%	3/15/22	BBB–	1,527,155

1,900	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	1,910,232

1,320	United Refining Inc., 144A	10.500%	2/28/18	B	1,491,600
60,530	Total Oil, Gas & Consumable Fuels				59,824,615
	Paper & Forest Products – 1.4%

1,100	Ainsworth Lumber Limited, 144A, (5)	7.500%	12/15/17	B	1,199,000

2,615	Domtar Corporation, (5)	4.400%	4/01/22	BBB–	2,609,417

1,860	International Paper Company	8.700%	6/15/38	BBB	2,726,777

1,200	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	1,332,000

1,150	Tembec Industries, Inc.	11.250%	12/15/18	B3	1,270,750
7,925	Total Paper & Forest Products				9,137,944
	Personal Products – 0.2%

1,000	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	1,065,000
	Pharmaceuticals – 0.7%

1,150	AbbVie Inc., 144A	2.900%	11/06/22	A+	1,151,036

1,000	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB	1,067,500

1,400	Sky Growth Holdings Corporation, dba Par Pharmaceuticals, 144A	7.375%	10/15/20	B–	1,480,500

1,080	Valeant Pharmaceuticals International, 144A	6.375%	10/15/20	BB–	1,138,725
4,630	Total Pharmaceuticals				4,837,761
	Real Estate Investment Trust – 1.1%

1,820	HCP Inc.	3.750%	2/01/19	BBB+	1,961,860

750	KWG Property Holdings Limited	13.250%	3/22/17	B+	889,772

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,546,698

2,125	Prologis Inc., (5)	6.875%	3/15/20	Baa2	2,607,789
6,115	Total Real Estate Investment Trust				7,006,119
	Real Estate Management & Development – 1.1%

1,000	Agile Property Holdings Limited	8.875%	4/28/17	BB	1,066,000

1,100	Country Garden Holding Company, 144A, (5)	11.125%	2/23/18	BB–	1,265,000

1,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B–	1,095,000

1,100	Kaisa Group Holdings Limited, 144A, (5)	8.875%	3/19/18	B+	1,113,750

1,000	Kennedy-Wilson Holdings Incorporated, 144A	8.750%	4/01/19	BB–	1,080,000

1,075	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,072,313

750	Shimao Property Holdings Limited	11.000%	3/08/18	BB	856,609
7,025	Total Real Estate Management & Development				7,548,672

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Road & Rail – 0.3%

$700	Hertz Corporation, 144A	6.250%	10/15/22	B	$759,500

1,000	Hertz Corporation, (5)	7.375%	1/15/21	B	1,112,500
1,700	Total Road & Rail				1,872,000
	Semiconductors & Equipment – 0.5%

1,080	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	1,185,300

840	Intel Corporation	4.800%	10/01/41	A+	887,214

1,000	NXP BV, 144A, (5)	5.750%	3/15/23	B	1,020,000
2,920	Total Semiconductors & Equipment				3,092,514
	Specialty Retail – 0.4%

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,462,528
	Textiles, Apparel & Luxury Goods – 0.2%

1,220	Jones Group, (5)	6.875%	3/15/19	Ba3	1,291,675
	Thrifts & Mortgage Finance – 0.3%

1,855	WEA Finance LLC, 144A	4.625%	5/10/21	A2	2,069,080
	Tobacco – 1.7%

3,125	Altria Group Inc.	9.950%	11/10/38	Baa1	5,160,759

2,800	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,824,752

1,670	Lorillard Tobacco, (5)	6.875%	5/01/20	Baa2	2,025,371

1,265	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,250,698
8,860	Total Tobacco				11,261,580
	Trading Companies & Distributors – 0.4%

1,720	International Lease Finance Corporation	4.625%	4/15/21	BBB–	1,715,700

1,000	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	1,015,504
2,720	Total Trading Companies & Distributors				2,731,204
	Transportation Infrastructure – 0.7%

4,025	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,415,594
	Wireless Telecommunication Services – 1.3%

2,070	American Tower Company	5.050%	9/01/20	Baa3	2,297,903

500	Clearwire Corporation, 144A	14.750%	12/01/16	B3	700,000

1,450	Digicel Limited, 144A	7.000%	2/15/20	B1	1,515,250

1,200	Eileme AB, 144A	11.625%	1/31/20	B–	1,398,000

1,325	Frontier Communications Corporation, (WI/DD)	7.625%	4/15/24	BB+	1,363,094

1,000	Wind Acquisition Finance SA, 144A, (5)	7.250%	2/15/18	BB	1,038,750

500	Wind Acquisition Finance SA, 144A	12.250%	7/15/17	B	520,000
8,045	Total Wireless Telecommunication Services				8,832,997
$419,423	Total Corporate Bonds (cost $420,234,967)				453,593,680

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 5.8%

	Capital Markets – 0.4%

1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba3	$1,580,625

1,495	Goldman Sachs Capital II	4.000%	6/01/43	BB+	1,257,669
	Total Capital Markets				2,838,294

72	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value

	Commercial Banks – 2.1%

2,830	Barclays Bank PLC	4.750%	N/A	(7)	BBB	$2,602,837

1,500	BBVA International Preferred Uniperson, (5)	5.919%	N/A	(7)	BB–	1,320,000

1,000	Credit Agricole, S.A, 144A	6.637%	N/A	(7)	BBB–	915,000

1,170	Rabobank Nederland, 144A	11.000%	N/A	(7)	A–	1,564,875

1,500	RBS Capital Trust, (5)	5.512%	N/A	(7)	BB	1,177,500

500	RBS Capital Trust, (5)	1.083%	N/A	(7)	BB	367,500

5,585	Wachovia Capital Trust III	5.570%	N/A	(7)	BBB+	5,604,547
	Total Commercial Banks					13,552,259
	Consumer Finance – 0.1%

750	Ally Financial Inc.	7.000%	N/A	(7)	B3	741,703
	Diversified Financial Services – 1.3%

1,500	Citigroup Inc., (5)	5.950%	N/A	(7)	BB	1,556,250

5,000	General Electric Capital Corporation	7.125%	N/A	(7)	AA–	5,815,325

1,000	Origin Energy Finance Limited	7.875%	6/16/71		BB+	1,333,128
	Total Diversified Financial Services					8,704,703
	Electric Utilities – 0.3%

1,570	Electricite de France, 144A	5.250%	N/A	(7)	A3	1,559,701
	Insurance – 1.5%

2,050	Catlin Insurance Company Limited	7.249%	N/A	(7)	BBB+	2,106,375

750	Genworth Financial Inc.	6.150%	11/15/66		Ba1	686,250

1,705	Liberty Mutual Group, 144A	7.000%	3/15/37		Baa3	1,756,150

1,620	Lincoln National Corporation	6.050%	4/20/67		BBB	1,628,100

1,035	Prudential Financial Inc.	5.200%	3/15/44		BBB+	1,037,588

750	XL Capital Ltd	6.500%	N/A	(7)	BBB–	733,125

1,860	ZFS Finance USA Trust V	6.500%	5/09/37		A	1,990,200
	Total Insurance					9,937,788
	IT Services – 0.1%

575	Zayo Escrow Corporation	8.125%	1/01/20		B1	644,000
	Total $1,000 Par (or similar) Institutional Structures (cost $35,418,747)					37,978,448

Principal Amount (000)	Description (1)		Optional Call Provisions (8)		Ratings (4)	Value
	MUNICIPAL BONDS – 0.7%

	Illinois – 0.7%

$3,840	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call		A2	$4,425,830
$3,840	Total Municipal Bonds (cost $3,840,000)					4,425,830

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 14.3%

$1,634	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48		Aaa	$1,766,948

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29		A+	2,743,724

3,437	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46		Caa2	2,884,938

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$57	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	$50,052

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	378,632

2,550	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	2,550,000

286	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/49	AAA	289,456

1,630	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.330%	6/25/47	B–	1,602,836

532	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	535,063

858	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	711,696

570	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.320%	6/25/47	AAA	564,450

3,200	Countrywide Asset-Backed Certificates Trust, Series 2007-4 A2	5.530%	4/25/47	Caa1	3,036,006

1,778	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.360%	10/25/47	AAA	1,742,422

739	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.761%	2/25/34	A	694,797

2,180	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	2,086,946

280	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	301,498

451	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	460,031

1,154	Fannie Mae Mortgage STRIPS 366 25 (I/O)	5.000%	10/01/35	Aaa	108,286

731	Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	797,742

1,157	Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	1,261,993

4,282	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	4,615,135

3,921	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	4,225,424

4,265	Fannie Mae Mortgage Pool AH1420	4.000%	1/01/41	Aaa	4,549,126

931	Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	997,517

5,067	Fannie Mae Mortgage Pool MA0583	4.000%	12/01/40	Aaa	5,404,662

656	Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	721,753

2,500	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	2,749,062

454	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	492,369

307	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	334,202

131	Fannie Mae Mortgage Pool 725553	2.172%	9/01/33	Aaa	140,138

459	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	506,025

176	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	198,222

95	Fannie Mae Mortgage Pool 735606	1.958%	5/01/35	Aaa	99,471

189	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	204,882

477	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	533,905

470	Fannie Mae Mortgage Pool 745548	2.319%	1/01/35	Aaa	502,096

135	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	147,767

407	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	460,153

108	Fannie Mae Mortgage Pool 838948	2.026%	8/01/35	Aaa	113,793

365	Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	402,576

163	Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	183,885

1	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	597

447	Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	503,856

55	Fannie Mae Mortgage Pool 905597	5.957%	12/01/36	Aaa	59,822

74	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$993		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	$1,069,822

351		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	384,812

157		Fannie Mae Mortgage Pool 946228	6.054%	9/01/37	Aaa	170,282

—	(9)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	369

5,995		Fannie Mae TBA Mortgage Pool, (MDR), (WI/DD)	3.000%	TBA	Aaa	6,183,280

1,795		FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.748%	2/25/48	Aaa	1,798,125

21		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.721%	1/01/37	Aaa	22,698

35		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	37,082

2,508		Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.677%	10/18/54	AAA	2,537,142

986		Freddie Mac Gold Pool 1K1238	2.375%	7/01/36	Aaa	1,044,451

538		Freddie Mac Gold Pool 1L0117	2.681%	10/01/29	Aaa	555,180

403		Freddie Mac Gold Pool 847240	2.286%	7/01/30	Aaa	431,555

263		Freddie Mac Gold Pool 847411	2.175%	5/01/33	Aaa	280,219

2,166		Freddie Mac Gold Pool 848289	2.371%	5/01/38	Aaa	2,304,109

608		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	713,503

285		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	321,258

40		Freddie Mac Non Gold Participation Certificates	6.166%	12/01/36	Aaa	43,143

1,233		Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,277,699

2,008		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.683%	3/25/43	Ba3	1,308,808

1,916		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.770%	5/25/35	CC	1,054,705

1,884		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.172%	1/25/35	CC	420,896

299		Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	312,391

19		Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates Series 1996-8	8.050%	11/15/26	AAA	18,727

69		GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A	66,816

1,910		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,782,999

386		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.649%	3/25/35	BBB+	372,288

1,426		JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.480%	4/25/47	CCC	1,199,956

60		LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	5.103%	11/15/30	AAA	60,632

1,282		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.541%	7/25/47	BB	1,338,404

3,561		Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,702,053

230		Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	256,293

508		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	541,380

2,880		OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,314,307

999		RBSSP Resecuritization Trust, Series 2012-8 1A1	0.364%	10/26/36	N/R	940,020

196		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	174,394

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$820	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	$825,563

3,531	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/18/42	N/R	3,536,751

639	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.963%	10/20/35	CCC	543,441

552	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.524%	8/25/38	AA	592,608

34	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.685%	3/25/35	BBB–	35,400
$95,491	Total Asset-Backed and Mortgage-Backed Securities (cost $93,142,548)				94,287,515

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 0.2%

36,000	Blackrock Credit Allocation Income Trust IV				$504,000

40,000	CBRE Clarion Global Real Estate Income Fund				390,400

23,000	NexPoint Credit Strategies Fund				176,640

16,000	Pioneer Diversified High Income Trust				345,600
	Total Investment Companies (cost $1,173,107)				1,416,640

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SOVEREIGN DEBT – 5.3%

	Argentina – 0.4%

$1,200	Province of Buenos Aires, 144A	10.875%	1/26/21	B–	$828,000

1,300	Provincia de Cordoba	12.375%	8/17/17	B–	988,000

1,400	Republic of Argentina	8.750%	6/02/17	CC	1,029,000
3,900	Total Argentina				2,845,000
	Indonesia – 0.3%

1,830	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	2,113,650
	Ireland – 0.3%

1,500 EUR	Ireland Government Bond	5.500%	10/18/17	BBB+	2,127,267
	Italy – 0.5%

2,190 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	5.500%	11/01/22	BBB+	2,981,732
	Mexico – 1.9%

1,330 MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A–	12,784,440
	South Africa – 0.4%

18,500 ZAR	Republic of South Africa	10.500%	12/21/26	A–	2,544,849
	Spain – 0.5%

2,250 EUR	Spain Government Bonds, Bonos y Obligado Del Esatado	4.500%	1/31/18	BBB	2,968,121
	Turkey – 0.8%

5,400	Republic of Turkey, Government Bond, (5)	3.250%	3/23/23	BBB–	5,089,500
	Ukraine – 0.2%

1,250	Republic of Ukraine, 144A, (5)	7.750%	9/23/20	B	1,298,750
	Total Sovereign Debt (cost $36,257,405)				34,753,309

76	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	STRUCTURED NOTES – 0.1%

$650	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	N/R	$649,154
$650	Total Structured Notes (cost $642,061)				649,154

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.6%

	Money Market Funds – 11.6%

76,607,493	Mount Vernon Securities Lending Trust Prime Portfolio, 0.240% (11), (12)				$76,607,493
	Total Investments Purchased with Collateral from Securities Lending (cost $76,607,493)				76,607,493

Shares	Description (1)	Coupon			Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

8,721,620	First American Treasury Obligations Fund, Class Z	0.000%(11)			$8,721,620
	Total Short-Term Investments (cost $8,721,620)				8,721,620
	Total Investments (cost $700,161,419) – 111.4%				734,050,490
	Other Assets Less Liabilities – (11.4)% (13)				(74,835,556)
	Net Assets – 100%				$659,214,934

Investments in Derivatives as of March 31, 2013

Call Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (14)	Expiration Date	Strike Price	Value (13)
19,000	Credit Suisse South Korean Won Currency Option	$1,947,500,000	7/11/13	$1,025	$2,964
19,000	Total Call Options Purchased (premiums paid $81,130)	$1,947,500,000			$2,694

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars) (13)
BNP Paribas	U.S. Dollar	9,294,717	Indian Rupee	500,000,000	4/08/13	$(116,488)
Citigroup	Euro	10,711,423	U.S. Dollar	13,930,848	5/31/13	194,198
Citigroup	U.S. Dollar	7,227,000	Norwegian Krone	40,000,000	4/12/13	(382,641)
Citigroup	U.S. Dollar	6,396,491	South Korean Won	7,000,000,000	4/15/13	(111,322)
Citigroup	U.S. Dollar	18,256,890	Canadian Dollar	18,350,000	4/30/13	(206,180)
Citigroup	U.S. Dollar	21,066,763	Australian Dollar	20,700,000	5/15/13	406,667
Credit Suisse	Norwegian Krone	73,500,000	U.S. Dollar	12,542,662	4/05/13	(37,311)
Credit Suisse	U.S. Dollar	13,326,081	Norwegian Krone	73,500,000	4/05/13	(746,108)
Credit Suisse	U.S. Dollar	12,513,833	Norwegian Krone	73,500,000	6/05/13	35,749
Deutsche Bank AG	Pound Sterling	8,500,000	U.S. Dollar	12,680,385	4/08/13	(234,135)
Deutsche Bank AG	U.S. Dollar	12,763,940	Pound Sterling	8,500,000	4/08/13	150,580
JPMorgan	Indian Rupee	500,000,000	U.S. Dollar	9,174,312	4/08/13	(3,917)
JPMorgan	Mexican Peso	166,400,000	U.S. Dollar	13,382,130	5/31/13	(6,291)
JPMorgan	South Korean Won	6,710,000,000	U.S. Dollar	6,021,988	4/04/13	(6,601)
JPMorgan	U.S. Dollar	6,113,895	South Korean Won	6,710,000,000	4/04/13	(85,307)
JPMorgan	U.S. Dollar	6,143,679	South African Rand	55,000,000	4/11/13	(173,650)
JPMorgan	U.S. Dollar	7,054,422	New Zealand Dollar	8,500,000	4/15/13	49,052
JPMorgan	U.S. Dollar	6,387,943	New Zealand Dollar	7,800,000	4/15/13	130,540
JPMorgan	U.S. Dollar	5,778,541	Polish Zloty	18,500,000	5/14/13	(120,160)
JPMorgan	U.S. Dollar	13,262,547	Mexican Peso	166,400,000	5/31/13	125,875
JPMorgan	U.S. Dollar	9,063,718	Indian Rupee	500,000,000	6/10/13	(5,774)
						$(1,143,224)

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount (U.S. Dollars)	Received Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (13)
JPMorgan	Markit CDX NA HY19 Index	Sell	4.01%	$5,000,000	5.000%	12/20/17	$215,227	$76,777

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (13)
Deutsche Bank AG	$33,000,000	Receive	3-Month USD-LIBOR-BBA	1.741%	Semi-Annually	11/08/22	$398,359
JPMorgan	21,000,000	Receive	3-Month USD-LIBOR-BBA	2.113	Semi-Annually	2/21/22	(110,614)
JPMorgan	10,800,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	(612,433)
							$(324,688)
*	Annualized.

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Euribor 3-Month	Long	100	12/13	$31,940,599	$1,782
Euro Bund	Short	(44)	6/13	(8,205,866)	(65,739)
U.S. Treasury 2-Year Note	Short	(37)	6/13	(8,156,766)	(1,203)
U.S. Treasury 10-Year Note	Short	(427)	6/13	(56,357,328)	(215,893)
U.S. Treasury Long Bond	Short	(49)	6/13	(7,078,969)	(24,881)
U.S. Treasury Ultra Bond	Short	(26)	6/13	(4,097,437)	(69,779)
				$(51,955,767)	$(375,713)
*	Total Notional Value of Long and Short positions were $31,940,599 and $(83,896,366), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

78	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
$25 Par (or similar) Retail Structures	20,495,508	1,115,300	—	21,610,808
Corporate Bonds	—	453,593,680	—	453,593,680
$1,000 Par (or similar) Institutional Structures	—	37,978,448	—	37,978,448
Municipal Bonds	—	4,425,830	—	4,425,830
Asset-Backed and Mortgage-Backed Securities	—	94,287,515	—	94,287,515
Investment Companies	1,416,640	—	—	1,416,640
Sovereign Debt	—	34,753,309	—	34,753,309
Structured Notes	—	649,154	—	649,154
Investments Purchased with Collateral from Securities Lending	76,607,493	—	—	76,607,493
Short-Term Investments:
Money Market Funds	8,721,620	—	—	8,721,620
Derivatives:
Call Options Purchased	2,694	—	—	2,694
Forward Foreign Currency Exchange Contracts*	—	(1,143,224)	—	(1,143,224)
Credit Default Swaps*	—	76,777	—	76,777
Interest Rate Swaps*	—	(324,688)	—	(324,688)
Futures Contracts*	(375,713)	—	—	(375,713)
Total	$106,868,512	$625,412,101	$5,993	$732,286,606
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $700,170,804.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$44,967,522
Depreciation	(11,087,836)
Net unrealized appreciation (depreciation) of investments	$33,879,686

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

March 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $74,564,593.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(9)	Principal Amount (000) rounds to less than $1,000.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(12)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(13)	Other Assets Less Liabilities includes the Value and Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(15)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

I/O	Interest only security.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

EUR	Euro

MXN	Mexican Peso

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar–London Inter-Bank Offered Rate British Bankers’ Association.

80	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013